UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08234

TIFF Investment Program
(Exact name of Registrant as specified in charter)

170 N. Radnor Chester Road, Suite 300 Radnor, PA		19087
(Address of chief executive offices)		(Zip code)

Clarence Kane Brenan

Chief Executive Officer

TIFF Investment Program

170 N. Radnor Chester Road, Suite 300

Radnor, PA 19087

with a copy to:

Kristin H. Ives, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:		610.684.8000

Date of fiscal year end:	12/31/2025

Date of reporting period:	01/01/2025 – 06/30/2025

Item 1. Reports to Stockholders.

TIFF Multi-Asset Fund

TIFF Multi-Asset Fund

A series portfolio of TIFF Investment Program

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about  TIFF Multi-Asset Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.tipfunds.org. You can also request this information by contacting us at 800-984-0084.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TIFF Multi-Asset Fund	$61	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$1,413,154,405
  # of Portfolio Holdings1,420
  Portfolio Turnover Rate136%

What did the Fund invest in?

(as of June 30, 2025)

 Country Allocation (% of Net Assets)

Value	Value
United States	87.5%
Canada	5.9%
South Korea	1.7%
France	1.4%
United Kingdom	1.2%
South Africa	0.8%
Taiwan	0.7%
Denmark	0.7%
Germany	0.5%
Others	5.1%

Top Ten Holdings (% of Net Assets)

Value	Value
FIXED INC CLEARING CORP.REPO, 1.360%, due 07/01/25	8.1%
Financial Select Sector SPDR Fund	4.2%
NVIDIA Corp.	3.8%
Helikon Long Short Equity Fund ICAV	2.4%
Microsoft Corp.	2.3%
Voloridge Trading Aggressive Fund	2.3%
Apple, Inc.	2.2%
Meta Platforms, Inc., A	2.2%
Amazon.com, Inc.	2.1%
Vanguard Financials ETF	1.9%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, monthly performance results, holdings, proxy voting record or proxy voting policy, please visit www.tipfunds.org.

Investors should consider the investment objectives, risks and charges and expenses of a fund carefully before investing. The Fund's prospectus contains this and other information. A prospectus may be obtained by contacting TIFF at 800-984-0084 or by visiting www.tipfunds.org. Please read the prospectus carefully before investing. The SEC does not approve or disapprove of the securities mentioned in this report. Mutual fund investing involves risk. Principal loss is possible.

TIFF Multi-Asset Fund

Semi-Annual Shareholder Report - June 30, 2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The Registrant’s Financial Statements are attached herewith.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

TIFF Investment Program
2025 Semi-Annual Report	JUNE 30, 2025
About TIFF
TIFF Advisory Services, LLC (“TAS”), an employee-owned Public Benefit Limited Liability Company (LLC), is a leading asset management firm dedicated to delivering comprehensive outsourced CIO (OCIO) and private markets solutions to primarily endowments, foundations, and other charitable organizations. Our primary objective is to enhance investment returns for our members while also optimizing their costs and reducing their administrative burden.
TIFF Mutual Fund
TIFF Investment Program (TIP) consists of one mutual fund, TIFF Multi-Asset Fund (MAF), a no-load mutual fund available primarily to foundations, endowments, other 501(c)(3) organizations, and certain other non-profit organizations meeting specified accreditation requirements. TAS serves as the investment advisor to MAF. MAF operates primarily on a multi-manager basis, and TAS has responsibility for the time-intensive task of selecting money managers and other vendors for MAF, as well as the all-important task of asset allocation.
Financial Statements
TIP is pleased to provide this Semi-Annual Report for the period ended June 30, 2025.
For Further Information
As always, we welcome the opportunity to discuss any aspect of TAS services as well as answer any questions about these financial statements. For further information about TIP, please call us at 610-684-8200 or visit www.tiff.org.
August 25, 2025

Copyright © 2025 • All rights reserved • This report is intended for institutional investors only and may not be reproduced or distributed without written permission from TIFF.

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2025
Financial Highlights
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
For a share outstanding throughout each period
Net asset value, beginning of period	$14.85	$14.03	$12.48	$16.22	$16.71	$14.22
Income (loss) from investment operations
Net investment income (loss) (a)	0.02	0.08	0.08	0.03	0.01	(0.14)
Net realized and unrealized gain (loss) on investments	1.48	1.99	1.96	(2.49)	2.03	2.75
Total from investment operations	1.50	2.07	2.04	(2.46)	2.04	2.61
Less distributions from
Net investment income	—	(0.66)	(0.18)	—	(0.24)	—
Net realized gains	—	(0.59)	(0.31)	(1.28)	(2.29)	(0.15)
Total distributions	—	(1.25)	(0.49)	(1.28)	(2.53)	(0.15)
Entry/exit fee per share (a)	—	—	—	—	—	0.03
Net asset value, end of period	$16.35	$14.85	$14.03	$12.48	$16.22	$16.71
Total return (b)	10.10%(c)	14.84%	16.51%	(15.17)%	12.46%	18.57%(d)
Ratios/supplemental data
Net assets, end of period (000s)	$1,413,154	$1,290,525	$1,235,201	$1,247,979	$1,582,109	$1,563,172
Ratio of expenses to average net assets, before waivers (e)	1.19%(f)	1.12%	1.24%	1.14%	0.92%	2.22%(g)
Ratio of expenses to average net assets, after waivers (e)	1.17%(f)(h)	1.10%(h)	1.23%(h)	1.14%	0.92%	2.22%(g)
Ratio of expenses to average net assets, excluding expenses for securities sold short (e)	0.99%(f)(h)	0.88%(h)	0.98%(h)	0.88%	0.72%	1.92%(g)
Ratio of net investment income (loss) to average net assets	0.23%(f)(h)	0.51%(h)	0.59%(h)	0.22%	0.05%	(0.97)%
Portfolio turnover	136%	251%	199%	143%	87%	146%

(a)
Calculation based on average shares outstanding.

(b)
Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund prior to December 1, 2021; however, it does not reflect the deduction of such fees from a member’s purchase or redemption transaction. Therefore, a member’s total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.

(c)
Not annualized.

(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
The expense ratio does not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds’ total return.

(f)
Annualized.

(g)
Certain money managers have generated exceedingly strong positive performance relative to their respective benchmarks. The expense ratio for the year ended December 31, 2020 includes performance fees earned by those money managers representing 1.11% of the expense ratio.

(h)
Net of fees and expenses waived. An expense waiver was in place effective November 1, 2023. For 2023, the impact of the fee waiver as a ratio to average net assets was 0.01%. For 2024 and for the six months ended June 30, 2025, the impact of the fee waiver as a ratio to average net assets was 0.02%.

See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2025
	Number of Shares	Value
Investments — 106.0% of net assets
Common Stocks — 74.5%
U.S. Common Stocks — 56.3%
Aerospace & Defense — 2.8%
Axon Enterprise, Inc. (a)	28,638	$23,710,546
Cadre Holdings, Inc.	71,009	2,261,637
Curtiss-Wright Corp.	40	19,542
General Dynamics Corp. (b)	774	225,745
General Electric Co. (b)	24,890	6,406,437
Howmet Aerospace, Inc.	5,599	1,042,142
Lockheed Martin Corp. (b)	228	105,596
MDA Space Ltd. (a) (b)	66,100	1,704,256
Northrop Grumman Corp.	92	45,998
TAT Technologies Ltd. (a)	18,619	568,624
Textron, Inc.	200	16,058
TransDigm Group, Inc.	2,000	3,041,280
		39,147,861
Air Freight & Logistics — 0.0%
FedEx Corp. (b)	68	15,457
United Parcel Service, Inc., Class B (b)	151	15,242
		30,699
Automobile Components — 0.1%
BorgWarner, Inc. (b)	3,905	130,739
Goodyear Tire & Rubber Co. (a) (b)	111,116	1,152,273
Modine Manufacturing Co. (a)	383	37,726
		1,320,738
Automobiles — 0.5%
General Motors Co. (b)	30,529	1,502,332
Tesla, Inc. (a) (b)	18,609	5,911,335
		7,413,667
Banks — 0.9%
Associated Banc-Corp.	654	15,951
Axos Financial, Inc. (a)	3,261	247,966
Banc of California, Inc.	1,949	27,383
Bank of America Corp. (b)	23,943	1,132,983
Bank OZK	1,418	66,731
Capital Bancorp, Inc.	272	9,134
Citigroup, Inc.	15,402	1,311,018
Citizens Financial Group, Inc.	19,769	884,663
ConnectOne Bancorp, Inc.	4,079	94,470
Customers Bancorp, Inc. (a)	1,745	102,501
Dime Community Bancshares, Inc.	1,261	33,971
East West Bancorp, Inc.	169	17,066
Esquire Financial Holdings, Inc.	903	85,478
Huntington Bancshares, Inc.	7,209	120,823
JPMorgan Chase & Co. (b)	11,248	3,260,908
Live Oak Bancshares, Inc.	49,785	1,483,593
Northeast Bank	1,648	146,656
Old Second Bancorp, Inc.	945	16,764
Pinnacle Financial Partners, Inc.	138	15,237
PNC Financial Services Group, Inc.	9,151	1,705,929
Prosperity Bancshares, Inc.	3,176	223,082
Synovus Financial Corp.	10,174	526,504
Texas Capital Bancshares, Inc. (a)	8,377	665,134
Truist Financial Corp.	7,880	338,761
U.S. Bancorp	154	6,969
UMB Financial Corp.	925	97,273
Valley National Bancorp	1,669	14,904
	Number of Shares	Value
Webster Financial Corp.	448	$24,461
Zions Bancorp NA	1,538	79,884
		12,756,197
Beverages — 0.1%
Boston Beer Co., Inc., Class A (a)	216	41,215
Celsius Holdings, Inc. (a)	3,494	162,087
Coca-Cola Co.	4,644	328,563
Coca-Cola Consolidated, Inc.	130	14,514
Monster Beverage Corp. (a)	237	14,846
PepsiCo, Inc. (b)	113	14,920
Primo Brands Corp. (b)	34,900	1,033,738
		1,609,883
Biotechnology — 1.5%
AbbVie, Inc. (b)	80	14,850
ADMA Biologics, Inc. (a)	3,691	67,213
Agios Pharmaceuticals, Inc. (a)	28,813	958,320
Alkermes PLC (a)	1,436	41,084
Alnylam Pharmaceuticals, Inc. (a) (b)	56	18,261
Apellis Pharmaceuticals, Inc. (a)	21,040	364,202
Biogen, Inc. (a)	5,748	721,891
BioMarin Pharmaceutical, Inc. (a)	15,084	829,167
CG oncology, Inc. (a)	26,746	695,396
Exact Sciences Corp. (a)	4,070	216,280
Exelixis, Inc. (a)	26,608	1,172,748
Gilead Sciences, Inc. (b)	3,663	406,117
GRAIL, Inc. (a)	5,044	259,362
Humacyte, Inc. (a)	410,832	858,639
Incyte Corp. (a)	27,473	1,870,911
Natera, Inc. (a)	11,419	1,929,126
Neurocrine Biosciences, Inc. (a)	5,088	639,511
Regeneron Pharmaceuticals, Inc. (b)	5,546	2,911,650
Roivant Sciences Ltd. (a)	556,521	6,271,992
United Therapeutics Corp. (a)	833	239,363
Vericel Corp. (a)	9,102	387,290
		20,873,373
Broadline Retail — 2.1%
Amazon.com, Inc. (a) (b)	132,633	29,098,354
Etsy, Inc. (a)	20,530	1,029,785
		30,128,139
Building Products — 0.3%
AAON, Inc.	17,920	1,321,600
Armstrong World Industries, Inc.	1,560	253,406
Hayward Holdings, Inc. (a)	134,660	1,858,308
Johnson Controls International PLC	4,752	501,906
Masco Corp.	4,007	257,891
Tecnoglass, Inc.	5,412	418,672
Trane Technologies PLC (b)	405	177,151
		4,788,934
Capital Markets — 1.9%
Ameriprise Financial, Inc.	210	112,083
Bank of New York Mellon Corp.	8,124	740,178
Blackstone, Inc.	4,183	625,693
Charles Schwab Corp. (b)	20,108	1,834,654
CME Group, Inc. (b)	4,157	1,145,752
Evercore, Inc., Class A	1,650	445,533
Federated Hermes, Inc.	1,782	78,978
Franklin Resources, Inc.	66,589	1,588,148
Intercontinental Exchange, Inc. (b)	20,503	3,761,685

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2025
	Number of Shares	Value
Invesco Ltd.	37,323	$588,584
Janus Henderson Group PLC	419	16,274
KKR & Co., Inc.	24,000	3,192,720
LPL Financial Holdings, Inc.	9,043	3,390,854
MarketAxess Holdings, Inc.	134	29,928
Moody’s Corp.	817	409,799
MSCI, Inc.	2,246	1,295,358
Nasdaq, Inc.	15,000	1,341,300
Northern Trust Corp.	892	113,097
Raymond James Financial, Inc.	101	15,490
Robinhood Markets, Inc., Class A (a)	34,036	3,186,791
S&P Global, Inc. (b)	3,529	1,860,806
State Street Corp.	1,145	121,759
Stifel Financial Corp.	177	18,369
Tradeweb Markets, Inc., Class A	102	14,933
Victory Capital Holdings, Inc., Class A	3,565	226,983
Virtu Financial, Inc., Class A	395	17,692
		26,173,441
Chemicals — 0.5%
AdvanSix, Inc.	16,959	402,776
Ashland, Inc.	2,912	146,415
ASP Isotopes, Inc. (a)	58,836	433,033
CF Industries Holdings, Inc. (b)	186	17,112
DuPont de Nemours, Inc. (b)	215	14,747
Ecolab, Inc. (b)	57	15,358
FMC Corp. (b)	10,699	446,683
Huntsman Corp.	1,311	13,661
Ingevity Corp. (a)	16,555	713,355
Linde PLC	1,065	499,677
LSB Industries, Inc. (a)	29,984	233,875
LyondellBasell Industries NV, Class A (b)	1,735	100,387
Perimeter Solutions, Inc. (a)	48,632	676,958
Sherwin-Williams Co.	7,220	2,479,059
Stepan Co.	12,981	708,503
		6,901,599
Commercial Services & Supplies — 0.5%
ACV Auctions, Inc., Class A (a)	2,093	33,948
Brink’s Co.	2,304	205,724
Cintas Corp. (b)	71	15,824
Copart, Inc. (a)	10,318	506,304
CoreCivic, Inc. (a)	36,178	762,271
GEO Group, Inc. (a)	81,361	1,948,596
GFL Environmental, Inc.	536	27,047
OPENLANE, Inc. (a)	37,615	919,687
Republic Services, Inc.	2,018	497,659
Rollins, Inc.	941	53,091
Tetra Tech, Inc.	26,742	961,642
Veralto Corp.	3,729	376,443
Vestis Corp.	13,377	76,650
		6,384,886
Communications Equipment — 0.4%
Arista Networks, Inc. (a) (b)	28,506	2,916,449
Cisco Systems, Inc. (b)	26,807	1,859,870
Extreme Networks, Inc. (a)	25,520	458,084
F5, Inc. (a)	53	15,599
Juniper Networks, Inc.	847	33,821
Motorola Solutions, Inc.	1,225	515,063
		5,798,886

	Number of Shares	Value
Construction & Engineering — 0.4%
Comfort Systems USA, Inc.	1,908	$1,023,083
EMCOR Group, Inc.	427	228,398
Fluor Corp. (a)	31,776	1,629,156
Great Lakes Dredge & Dock Corp. (a)	27,748	338,248
Limbach Holdings, Inc. (a)	29	4,063
MasTec, Inc. (a)	1,512	257,690
Matrix Service Co. (a)	25,723	347,518
Orion Group Holdings, Inc. (a)	58,175	527,647
Valmont Industries, Inc.	5,290	1,727,555
		6,083,358
Construction Materials — 0.1%
CRH PLC (b)	7,116	653,249
Vulcan Materials Co.	222	57,902
		711,151
Consumer Finance — 0.1%
American Express Co. (b)	318	101,436
Capital One Financial Corp. (b)	849	180,633
FirstCash Holdings, Inc.	368	49,732
Oportun Financial Corp. (a)	55,327	396,141
SLM Corp.	1,256	41,184
Synchrony Financial	2,342	156,305
		925,431
Consumer Staples Distribution & Retail — 0.4%
BJ’s Wholesale Club Holdings, Inc. (a)	2,121	228,707
Casey’s General Stores, Inc.	30	15,308
Chefs’ Warehouse, Inc. (a)	23,389	1,492,452
Costco Wholesale Corp. (b)	755	747,405
Dollar Tree, Inc. (a)	179	17,728
Grocery Outlet Holding Corp. (a)	27,540	342,047
Performance Food Group Co. (a)	1,129	98,754
Sprouts Farmers Market, Inc. (a)	2,919	480,584
U.S. Foods Holding Corp. (a)	1,547	119,135
Walmart, Inc.	16,712	1,634,099
		5,176,219
Containers & Packaging — 0.0%
Amcor PLC (b)	1,611	14,805
Crown Holdings, Inc. (b)	3,269	336,642
		351,447
Distributors — 0.0%
A-Mark Precious Metals, Inc.	18,788	416,718
Pool Corp.	476	138,744
		555,462
Diversified Consumer Services — 0.3%
ADT, Inc.	3,464	29,340
American Public Education, Inc. (a)	12,276	373,927
Bright Horizons Family Solutions, Inc. (a)	1,622	200,463
Duolingo, Inc. (a)	236	96,765
European Wax Center, Inc., Class A (a)	102,095	574,795
Graham Holdings Co., Class B	16	15,139
Matthews International Corp., Class A	17,129	409,554
Mister Car Wash, Inc. (a)	403,467	2,424,836
		4,124,819
Diversified Telecommunication Services — 0.1%
AT&T, Inc. (b)	22,880	662,147
Frontier Communications Parent, Inc. (a)	640	23,296

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2025
	Number of Shares	Value
Globalstar, Inc. (a)	52,052	$1,225,825
		1,911,268
Electric Utilities — 0.1%
Edison International	5,549	286,329
NRG Energy, Inc.	5,878	943,889
PG&E Corp. (b)	48,931	682,098
		1,912,316
Electrical Equipment — 0.5%
Acuity, Inc.	948	282,826
AMETEK, Inc.	942	170,464
EnerSys	995	85,341
Enovix Corp. (a)	141,625	1,464,402
Fluence Energy, Inc. (a)	103,910	697,236
GE Vernova, Inc. (b)	3,627	1,919,227
Generac Holdings, Inc. (a)	122	17,472
Net Power, Inc. (a)	32,763	80,925
NEXTracker, Inc., Class A (a)	20,745	1,127,906
Regal Rexnord Corp.	1,787	259,044
Shoals Technologies Group, Inc., Class A (a)	54,593	232,020
Vertiv Holdings Co., Class A	6,662	855,467
		7,192,330
Electronic Equipment, Instruments & Components — 0.7%
Advanced Energy Industries, Inc.	1,622	214,915
Amphenol Corp., Class A (b)	9,185	907,019
Arrow Electronics, Inc. (a)	5,345	681,113
Bel Fuse, Inc., Class B	2,067	201,925
Belden, Inc.	1,464	169,531
Corning, Inc.	5,007	263,318
Evolv Technologies Holdings, Inc. (a)	294,260	1,836,182
IPG Photonics Corp. (a)	250	17,162
Keysight Technologies, Inc. (a)	4,839	792,919
Napco Security Technologies, Inc.	32,485	964,480
PAR Technology Corp. (a)	1,722	119,455
Powerfleet, Inc. NJ (a)	539,509	2,325,284
Rogers Corp. (a)	506	34,651
Teledyne Technologies, Inc. (a)	3,421	1,752,613
Trimble, Inc. (a)	1,546	117,465
Zebra Technologies Corp., Class A (a)	58	17,885
		10,415,917
Energy Equipment & Services — 0.5%
Atlas Energy Solutions, Inc.	110,708	1,480,166
Baker Hughes Co.	4,353	166,894
Bristow Group, Inc. (a)	4,206	138,672
ChampionX Corp.	608	15,103
Halliburton Co.	21,151	431,057
Helix Energy Solutions Group, Inc. (a)	143,498	895,427
Innovex International, Inc. (a)	17,466	272,819
National Energy Services Reunited Corp. (a)	101,912	613,510
NOV, Inc.	1,216	15,115
Oceaneering International, Inc. (a)	65,187	1,350,675
Select Water Solutions, Inc.	127,508	1,101,669
Solaris Energy Infrastructure, Inc.	4,930	139,470
Tidewater, Inc. (a)	20,220	932,749
Weatherford International PLC	1,198	60,271
		7,613,597

	Number of Shares	Value
Entertainment — 0.8%
Electronic Arts, Inc.	115	$18,365
Liberty Media Corp.-Liberty Formula One, Class C (a)	2,824	295,108
Live Nation Entertainment, Inc. (a)	5,623	850,647
Madison Square Garden Sports Corp. (a)	11,414	2,384,955
Netflix, Inc. (a) (b)	3,546	4,748,555
Playtika Holding Corp.	71,152	336,549
ROBLOX Corp., Class A (a)	23,758	2,499,342
Roku, Inc. (a)	6,029	529,889
TKO Group Holdings, Inc.	98	17,831
Vivid Seats, Inc., Class A (a)	123,951	209,477
Walt Disney Co. (b)	156	19,346
		11,910,064
Financial Services — 2.5%
Berkshire Hathaway, Inc., Class B (a) (b)	20,738	10,073,898
Chime Financial, Inc., Class A (a)	30,147	1,040,373
Corebridge Financial, Inc.	2,738	97,199
Corpay, Inc. (a)	2,071	687,199
Equitable Holdings, Inc.	282	15,820
Euronet Worldwide, Inc. (a)	142	14,396
Fidelity National Information Services, Inc.	10,084	820,938
Global Payments, Inc.	2,491	199,380
Jackson Financial, Inc., Class A	403	35,782
Mastercard, Inc., Class A (b)	28	15,734
MGIC Investment Corp.	554	15,423
Paymentus Holdings, Inc., Class A (a)	2,362	77,356
PayPal Holdings, Inc. (a)	16,077	1,194,843
Repay Holdings Corp. (a)	73,669	355,085
Shift4 Payments, Inc., Class A (a)	12,752	1,263,851
Swiftmerge Acquisition Corp. (a) (c) (d) (e)	1,728	12,442
Visa, Inc., Class A (b)	54,138	19,221,697
Xtao.U.S. (a) (c)	13,200	66,000
		35,207,416
Food Products — 0.2%
Darling Ingredients, Inc. (a)	17,871	678,026
Freshpet, Inc. (a)	424	28,815
Kellanova	25,371	2,017,755
Mama’s Creations, Inc. (a)	30,326	251,706
Pilgrim’s Pride Corp.	1,496	67,290
Tyson Foods, Inc., Class A	4,869	272,372
		3,315,964
Ground Transportation — 0.6%
JB Hunt Transport Services, Inc. (b)	108	15,509
Knight-Swift Transportation Holdings, Inc. (b)	357	15,790
Lyft, Inc., Class A (a) (b)	165,954	2,615,435
Saia, Inc. (a)	3,954	1,083,357
Uber Technologies, Inc. (a) (b)	46,761	4,362,801
Union Pacific Corp.	952	219,036
		8,311,928
Health Care Equipment & Supplies — 1.3%
Align Technology, Inc. (a)	963	182,325

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2025
	Number of Shares	Value
Boston Scientific Corp. (a)	7,021	$754,125
Ceribell, Inc. (a)	9,931	186,008
Dentsply Sirona, Inc.	14,293	226,973
Dexcom, Inc. (a)	770	67,213
IDEXX Laboratories, Inc. (a)	7,485	4,014,505
Insulet Corp. (a)	1,594	500,803
Intuitive Surgical, Inc. (a)	1,319	716,758
LivaNova PLC (a)	9,121	410,627
Medtronic PLC	2,345	204,414
Merit Medical Systems, Inc. (a)	14,814	1,384,813
Neogen Corp. (a)	129,137	617,275
Penumbra, Inc. (a)	8	2,053
QuidelOrtho Corp. (a)	12,428	358,175
ResMed, Inc.	61	15,738
SANUWAVE Health, Inc. (a)	1,123	36,902
Stryker Corp.	22,181	8,775,469
Treace Medical Concepts, Inc. (a)	79,137	465,325
		18,919,501
Health Care Providers & Services — 1.7%
agilon health, Inc. (a)	245,876	565,515
AirSculpt Technologies, Inc. (a)	29,742	143,654
Amedisys, Inc. (a)	638	62,773
AMN Healthcare Services, Inc. (a)	84,329	1,743,080
Cardinal Health, Inc.	2,933	492,744
Cencora, Inc.	8,708	2,611,094
Centene Corp. (a)	37,193	2,018,836
Chemed Corp.	26	12,660
Cigna Group	1,226	405,291
CVS Health Corp.	10,991	758,159
HCA Healthcare, Inc. (b)	47	18,006
HealthEquity, Inc. (a)	25,626	2,684,580
Hims & Hers Health, Inc. (a)	3,107	154,884
Humana, Inc.	4,946	1,209,198
McKesson Corp.	6,254	4,582,806
Molina Healthcare, Inc. (a)	4,329	1,289,609
NeoGenomics, Inc. (a)	197,686	1,445,085
Oncology Institute, Inc. (a)	56,345	115,507
Progyny, Inc. (a)	13,180	289,960
Sonida Senior Living, Inc. (a)	2,129	53,118
Talkspace, Inc. (a)	339,856	944,800
Tenet Healthcare Corp. (a)	5,280	929,280
U.S. Physical Therapy, Inc.	5,453	426,425
UnitedHealth Group, Inc. (b)	3,347	1,044,163
Universal Health Services, Inc., Class B	464	84,054
		24,085,281
Health Care REITs — 0.0%
Ventas, Inc. (b)	1,622	102,430
Welltower, Inc. (b)	99	15,219
		117,649
Health Care Technology — 0.2%
Phreesia, Inc. (a)	86,251	2,454,704
Veeva Systems, Inc., Class A (a)	1,831	527,291
		2,981,995
Hotels, Restaurants & Leisure — 2.5%
Airbnb, Inc., Class A (a) (b)	11,580	1,532,497
Booking Holdings, Inc. (b)	1,451	8,400,187
Carnival Corp. (a) (b)	2,638	74,181
Chipotle Mexican Grill, Inc. (a) (b)	6,619	371,657
Churchill Downs, Inc.	8,499	858,399
DoorDash, Inc., Class A (a) (b)	12,115	2,986,469
	Number of Shares	Value
DraftKings, Inc., Class A (a) (b)	40,513	$1,737,603
Dutch Bros, Inc., Class A (a) (b)	5,329	364,344
Expedia Group, Inc. (b)	10,511	1,772,995
Hilton Worldwide Holdings, Inc. (b)	5,021	1,337,293
Las Vegas Sands Corp. (b)	421	18,318
Marriott International, Inc., Class A	19,088	5,215,032
McDonald’s Corp.	15,983	4,669,753
MGM Resorts International (a)	2,530	87,007
Norwegian Cruise Line Holdings Ltd. (a)	127,065	2,576,878
Potbelly Corp. (a)	30,614	375,022
Sweetgreen, Inc., Class A (a)	57,955	862,370
Texas Roadhouse, Inc. (b)	5,967	1,118,275
Wendy’s Co.	69,966	799,012
Wingstop, Inc.	2,041	687,286
		35,844,578
Household Durables — 0.2%
Champion Homes, Inc. (a)	11,548	723,020
DR Horton, Inc. (b)	125	16,115
Garmin Ltd. (b)	4,074	850,325
Mohawk Industries, Inc. (a)	5,596	586,685
Newell Brands, Inc.	13,934	75,244
Toll Brothers, Inc. (b)	7,462	851,638
		3,103,027
Household Products — 0.7%
Church & Dwight Co., Inc.	48,680	4,678,635
Procter & Gamble Co.	28,789	4,586,663
Spectrum Brands Holdings, Inc. (b)	251	13,303
		9,278,601
Independent Power & Renewable Electricity Producers — 0.0%
Vistra Corp. (b)	732	141,869
Industrial Conglomerates — 0.2%
3M Co. (b)	5,102	776,728
Honeywell International, Inc.	7,052	1,642,270
		2,418,998
Industrial REITs — 0.0%
First Industrial Realty Trust, Inc. (b)	298	14,343
Insurance — 0.7%
Allstate Corp.	79	15,903
American International Group, Inc.	8,714	745,831
Axis Capital Holdings Ltd.	16,049	1,666,207
Brown & Brown, Inc.	2,800	310,436
Chubb Ltd. (b)	57	16,514
Cincinnati Financial Corp.	550	81,906
CNA Financial Corp.	2,245	104,460
Everest Group Ltd.	1,650	560,753
Fidelity National Financial, Inc.	50,513	2,831,759
Globe Life, Inc.	3,346	415,874
Hartford Insurance Group, Inc.	2,343	297,256
Kemper Corp.	4,263	275,134
MetLife, Inc.	852	68,518
Old Republic International Corp.	412	15,837
Primerica, Inc.	55	15,052
Progressive Corp. (b)	6,822	1,820,519
Reinsurance Group of America, Inc.	1,872	371,330
Selective Insurance Group, Inc.	6,096	528,218
Travelers Cos., Inc.	855	228,747
W.R. Berkley Corp.	225	16,531
		10,386,785

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2025
	Number of Shares	Value
Interactive Media & Services — 3.7%
Alphabet, Inc., Class A	80,870	$14,251,720
Alphabet, Inc., Class C	12,868	2,282,655
Meta Platforms, Inc., Class A	41,647	30,739,234
Nextdoor Holdings, Inc. (a)	115,533	191,785
Pinterest, Inc., Class A (a)	39,426	1,413,816
Snap, Inc., Class A (a)	1,813	15,755
TripAdvisor, Inc. (a)	3,238	42,256
ZoomInfo Technologies, Inc. (a)	282,773	2,861,663
		51,798,884
IT Services — 1.6%
BigCommerce Holdings, Inc. (a)	176,303	881,515
Cloudflare, Inc., Class A (a)	75,375	14,760,686
Couchbase, Inc. (a)	3,049	74,335
EPAM Systems, Inc. (a)	123	21,749
GoDaddy, Inc., Class A (a)	82	14,765
Grid Dynamics Holdings, Inc. (a)	41,715	481,808
MongoDB, Inc. (a)	4,529	951,045
Okta, Inc. (a)	25,863	2,585,524
Snowflake, Inc., Class A (a)	11,053	2,473,330
VeriSign, Inc.	3,249	938,311
		23,183,068
Leisure Products — 0.1%
Clarus Corp.	166,802	578,803
Hasbro, Inc. (b)	317	23,401
Latham Group, Inc. (a)	145,670	929,374
Mattel, Inc. (a)	869	17,137
		1,548,715
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc. (b)	131	15,459
Alpha Teknova, Inc. (a)	34,374	168,776
Bruker Corp.	11,817	486,860
Danaher Corp. (b)	78	15,408
Fortrea Holdings, Inc. (a)	11,121	54,938
Illumina, Inc. (a)	10,804	1,030,810
IQVIA Holdings, Inc. (a) (b)	9,901	1,560,299
Maravai LifeSciences Holdings, Inc., Class A (a)	201,080	484,603
Medpace Holdings, Inc. (a)	2,036	639,019
Mettler-Toledo International, Inc. (a)	3,518	4,132,665
Thermo Fisher Scientific, Inc. (b)	37	15,002
Waters Corp. (a)	21,057	7,349,735
		15,953,574
Machinery — 0.4%
Allison Transmission Holdings, Inc.	2,405	228,451
Chart Industries, Inc. (a)	215	35,400
Cummins, Inc.	620	203,050
Enerpac Tool Group Corp.	3,428	139,040
Flowserve Corp.	8,403	439,897
Mayville Engineering Co., Inc. (a)	12,022	191,871
Mueller Industries, Inc.	1,038	82,490
Mueller Water Products, Inc., Class A	258	6,202
Oshkosh Corp.	160	18,166
Otis Worldwide Corp.	3,904	386,574
PACCAR, Inc.	156	14,829
Pentair PLC	1,938	198,955
RBC Bearings, Inc. (a)	5,887	2,265,318
Toro Co.	936	66,157
Wabash National Corp.	57,133	607,324
	Number of Shares	Value
Westinghouse Air Brake Technologies Corp.	104	$21,772
Xylem, Inc.	3,467	448,491
		5,353,987
Media — 0.4%
Comcast Corp., Class A	20,287	724,043
DoubleVerify Holdings, Inc. (a)	11,077	165,823
Integral Ad Science Holding Corp. (a)	242,028	2,011,253
Liberty Broadband Corp., Class C (a)	167	16,429
Magnite, Inc. (a)	4,381	105,670
New York Times Co., Class A	1,586	88,784
News Corp., Class A	3,925	116,651
PubMatic, Inc., Class A (a)	27,356	340,308
Thryv Holdings, Inc. (a)	115,770	1,407,763
WideOpenWest, Inc. (a)	31,929	129,632
		5,106,356
Metals & Mining — 0.6%
Carpenter Technology Corp. (b)	75	20,728
Coeur Mining, Inc. (a) (b)	59,000	522,738
Constellium SE (a)	10,257	136,418
Ferroglobe PLC	360,543	1,323,193
Freeport-McMoRan, Inc. (b)	3,871	167,808
Ivanhoe Electric, Inc. (a) (f)	101,215	918,020
Newmont Corp.CDI	43,261	2,522,655
Newmont Corp. (b)	5,039	293,572
Perpetua Resources Corp. (a) (b)	66,900	812,166
Ramaco Resources, Inc., Class A	36,246	476,272
Royal Gold, Inc. (b)	4,240	754,042
		7,947,612
Mortgage Real Estate Investment — 0.0%
Dynex Capital, Inc.	23,958	292,767
Oil, Gas & Consumable Fuels — 1.1%
Antero Resources Corp. (a)	6,005	241,881
Cheniere Energy, Inc.	2,005	488,258
Chord Energy Corp.	161	15,593
CNX Resources Corp. (a)	508	17,110
ConocoPhillips (b)	9,781	877,747
Devon Energy Corp.	8,194	260,651
Diamondback Energy, Inc.	109	14,977
Energy Fuels, Inc. (a)	288,371	1,658,133
EOG Resources, Inc.	135	16,147
EQT Corp.	1,159	67,593
Excelerate Energy, Inc., Class A	2,863	83,943
Expand Energy Corp.	12,094	1,414,272
Exxon Mobil Corp. (b)	6,888	742,526
Green Plains, Inc. (a)	130,325	785,860
Hallador Energy Co. (a)	97,552	1,544,248
Hess Corp.	714	98,918
HF Sinclair Corp.	406	16,679
Kinder Morgan, Inc.	557	16,376
Marathon Petroleum Corp.	1,922	319,263
Matador Resources Co.	4,988	238,027
Nordic American Tankers Ltd.	63,665	167,439
Ovintiv, Inc.	11,537	438,983
PBF Energy, Inc., Class A	24,847	538,435
Range Resources Corp.	65,009	2,643,916
Targa Resources Corp.	614	106,885
Ur-Energy, Inc. (a)	1,074,368	1,128,086

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2025
	Number of Shares	Value
Valero Energy Corp.	6,569	$883,005
Williams Cos., Inc. (b)	264	16,582
		14,841,533
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	7,016	603,306
Passenger Airlines — 0.1%
Delta Air Lines, Inc. (b)	13,134	645,930
United Airlines Holdings, Inc. (a) (b)	4,878	388,435
		1,034,365
Personal Care Products — 0.1%
BellRing Brands, Inc. (a) (b)	10,964	635,145
Coty, Inc., Class A (a) (b)	2,954	13,736
Upexi, Inc. (a) (c)	76,700	228,566
		877,447
Pharmaceuticals — 1.3%
Bristol-Myers Squibb Co. (b)	7,789	360,553
Eli Lilly & Co. (b)	7,190	5,604,821
Harmony Biosciences Holdings, Inc. (a)	93	2,939
Johnson & Johnson (b)	29,540	4,512,235
Ligand Pharmaceuticals, Inc. (a)	1,315	149,489
Liquidia Corp. (a)	100,156	1,247,944
Merck & Co., Inc. (b)	11,304	894,824
Perrigo Co. PLC	33,973	907,758
Pfizer, Inc. (b)	646	15,659
Royalty Pharma PLC, Class A	18,557	668,609
Xeris Biopharma Holdings, Inc. (a)	220,541	1,029,926
Zoetis, Inc. (b)	18,446	2,876,654
		18,271,411
Professional Services — 1.3%
Amentum Holdings, Inc. (a)	14,702	347,114
Automatic Data Processing, Inc. (b)	35,619	10,984,899
Booz Allen Hamilton Holding Corp.	6,163	641,753
Broadridge Financial Solutions, Inc.	269	65,375
Clarivate PLC (a)	115,809	497,979
Concentrix Corp.	9,518	503,074
Equifax, Inc.	6,364	1,650,631
Exponent, Inc.	394	29,436
First Advantage Corp. (a)	10,340	171,747
Huron Consulting Group, Inc. (a)	5,990	823,865
Leidos Holdings, Inc.	114	17,985
ManpowerGroup, Inc.	3,357	135,623
Maximus, Inc.	220	15,444
NV5 Global, Inc. (a)	3,523	81,346
Parsons Corp. (a)	246	17,655
Paylocity Holding Corp. (a)	638	115,599
Robert Half, Inc.	13,880	569,774
Science Applications International Corp.	144	16,216
SS&C Technologies Holdings, Inc.	9,316	771,365
TransUnion	7,796	686,048
Verra Mobility Corp. (a)	5,566	141,321
		18,284,249
Real Estate Management & Development — 0.1%
Anywhere Real Estate, Inc. (a)	110,359	399,500
Tejon Ranch Co. (a)	14,115	239,390
Zillow Group, Inc., Class C (a)	5,854	410,073
		1,048,963

	Number of Shares	Value
Semiconductors & Semiconductor Equipment — 5.7%
Advanced Micro Devices, Inc. (a) (b)	4,471	$637,067
Analog Devices, Inc. (b)	927	220,645
Applied Materials, Inc. (b)	4,582	838,827
Astera Labs, Inc. (a)	13,345	1,206,655
Broadcom, Inc. (b)	30,876	8,510,969
Cirrus Logic, Inc. (a)	1,810	188,702
Enphase Energy, Inc. (a)	708	28,072
First Solar, Inc. (a)	6,877	1,138,419
GLOBALFOUNDRIES, Inc. (a)	397	15,165
Intel Corp. (b)	38,307	858,077
KLA Corp. (b)	1,037	928,882
Lam Research Corp. (b)	824	80,208
Marvell Technology, Inc.	12,717	984,296
Monolithic Power Systems, Inc.	544	397,871
NVIDIA Corp. (b)	341,819	54,003,984
Onto Innovation, Inc. (a)	1,236	124,749
PDF Solutions, Inc. (a)	22,227	475,213
QUALCOMM, Inc. (b)	7,205	1,147,468
Silicon Laboratories, Inc. (a)	654	96,373
Synaptics, Inc. (a)	406	26,317
Teradyne, Inc.	6,889	619,459
Texas Instruments, Inc.	24,310	5,047,242
Universal Display Corp.	16,504	2,549,208
		80,123,868
Software — 7.3%
Adobe, Inc. (a) (b)	5,593	2,163,820
Amplitude, Inc., Class A (a)	33,124	410,738
ANSYS, Inc. (a)	336	118,010
Asana, Inc., Class A (a)	3,726	50,301
Atlassian Corp., Class A (a)	9,154	1,859,086
Autodesk, Inc. (a)	1,368	423,492
AvePoint, Inc. (a)	5,486	105,935
Bill Holdings, Inc. (a)	76,728	3,549,437
Bit Digital, Inc. (a) (b)	61,600	134,904
Blackbaud, Inc. (a)	19,038	1,222,430
Box, Inc., Class A (a)	7,247	247,630
Commvault Systems, Inc. (a)	3,148	548,791
Confluent, Inc., Class A (a)	82,313	2,052,063
Core Scientific, Inc. (a)	28,724	490,319
Datadog, Inc., Class A (a)	54,347	7,300,433
Dolby Laboratories, Inc., Class A	198	14,703
Elastic NV (a)	6,408	540,387
Fair Isaac Corp. (a)	65	118,817
Fortinet, Inc. (a) (b)	73,495	7,769,891
Gen Digital, Inc.	2,273	66,826
Gitlab, Inc., Class A (a)	33,664	1,518,583
Guidewire Software, Inc. (a)	3,588	844,795
HubSpot, Inc. (a)	1,231	685,212
Intapp, Inc. (a)	265	13,679
Intuit, Inc. (b)	5,425	4,272,893
Manhattan Associates, Inc. (a)	3,828	755,915
Meridianlink, Inc. (a)	44,879	728,386
Microsoft Corp. (b)	66,323	32,989,723
Monday.com Ltd. (a)	16,639	5,232,633
N-able, Inc. (a)	98,818	800,426
NCR Voyix Corp. (a)	451,640	5,297,737
Nutanix, Inc., Class A (a)	13,833	1,057,395
Oracle Corp. (b)	2,159	472,022

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2025
	Number of Shares	Value
Palantir Technologies, Inc., Class A (a) (b)	9,799	$1,335,800
Palo Alto Networks, Inc. (a) (b)	6,560	1,342,438
Pegasystems, Inc.	12,496	676,408
Qualys, Inc. (a)	518	74,007
Rapid7, Inc. (a)	33,073	764,979
Salesforce, Inc. (b)	26,810	7,310,819
SentinelOne, Inc., Class A (a)	841	15,373
ServiceNow, Inc. (a) (b)	1,804	1,854,656
Sprinklr, Inc., Class A (a)	51,751	437,813
Sprout Social, Inc., Class A (a)	14,342	299,891
Tyler Technologies, Inc. (a)	38	22,528
UiPath, Inc., Class A (a)	17,044	218,163
Weave Communications, Inc. (a)	93,425	777,296
Workday, Inc., Class A (a)	5,626	1,350,240
Xperi, Inc. (a)	85,889	679,382
Zoom Communications, Inc. (a)	10,781	840,702
Zscaler, Inc. (a)	3,900	1,224,366
		103,082,273
Specialized REITs — 0.3%
Equinix, Inc.	3,703	2,945,626
Extra Space Storage, Inc. (b)	7,630	1,124,967
Public Storage	1,338	392,596
SBA Communications Corp. (b)	73	17,143
		4,480,332
Specialty Retail — 0.5%
Abercrombie & Fitch Co., Class A (a)	9,292	769,842
Arhaus, Inc. (a)	41,842	362,770
Bath & Body Works, Inc.	11,834	354,547
Best Buy Co., Inc. (b)	1,269	85,188
Boot Barn Holdings, Inc. (a)	2,257	343,064
CarMax, Inc. (a)	6,891	463,144
Chewy, Inc., Class A (a) (b)	34,103	1,453,470
Gap, Inc.	11,664	254,392
MarineMax, Inc. (a)	13,014	327,172
Murphy USA, Inc.	1,171	476,363
O’Reilly Automotive, Inc. (a) (b)	165	14,871
ODP Corp. (a)	1,328	24,077
Ross Stores, Inc. (b)	3,718	474,342
Sally Beauty Holdings, Inc. (a)	23,306	215,814
TJX Cos., Inc. (b)	4,166	514,459
Ulta Beauty, Inc. (a) (b)	268	125,376
		6,258,891
Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc. (b)	153,350	31,462,819
Dell Technologies, Inc., Class C (b)	3,834	470,048
Hewlett Packard Enterprise Co.	27,284	557,958
HP, Inc.	593	14,505
NetApp, Inc.	765	81,511
Pure Storage, Inc., Class A (a)	313	18,022
Seagate Technology Holdings PLC	1,324	191,093
Western Digital Corp.	5,437	347,914
		33,143,870
Textiles, Apparel & Luxury Goods — 0.3%
Lululemon Athletica, Inc. (a) (b)	604	143,498
NIKE, Inc., Class B	25,971	1,844,980
Oxford Industries, Inc.	5,526	222,421
Ralph Lauren Corp. (b)	4,062	1,114,125
Skechers USA, Inc., Class A (a)	239	15,081
	Number of Shares	Value
Tapestry, Inc. (b)	12,776	$1,121,861
		4,461,966
Tobacco — 1.2%
Altria Group, Inc. (b)	9,503	557,161
Philip Morris International, Inc.	89,259	16,256,741
		16,813,902
Trading Companies & Distributors — 0.1%
Air Lease Corp.	7,561	442,243
Ferguson Enterprises, Inc.	85	18,509
Titan Machinery, Inc. (a)	28,888	572,271
United Rentals, Inc.	143	107,736
Watsco, Inc.	164	72,426
WW Grainger, Inc.	486	505,556
		1,718,741
Water Utilities — 0.1%
American States Water Co.	2,084	159,759
Consolidated Water Co. Ltd.	2,820	84,656
H2O America	4,415	229,448
Middlesex Water Co.	2,447	132,579
York Water Co.	9,345	295,302
		901,744
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.	1,138	271,140
Telephone & Data Systems, Inc.	45,173	1,607,255
		1,878,395
Total U.S. Common Stocks (Cost $643,971,652)		795,349,836
Foreign Common Stocks — 18.2%
Argentina — 0.1%
Cresud SACIF y A — SPADR (a) (f)	63,219	680,236
Australia — 0.4%
Deterra Royalties Ltd. (f)	155,894	386,029
Glencore PLC (a)	202,033	786,692
Meteoric Resources NL (a)	2,254,989	178,166
Paladin Energy Ltd. (a) (f)	576,732	3,063,777
Paladin Energy Ltd. (a) (f)	295,037	1,557,787
Rio Tinto PLC — SPADR	2,600	151,658
		6,124,109
Brazil — 0.3%
Ambev SA — ADR	11,169	26,917
BrasilAgro — Co. Brasileira de Propriedades Agricolas	111,300	405,614
Centrais Eletricas Brasileiras SA	218,802	1,619,741
MercadoLibre, Inc. (a)	193	504,431
Sigma Lithium Corp. (a)	108,745	489,352
Vale SA	136,905	1,326,692
Vale SA — SPADR	194	1,884
Wheaton Precious Metals Corp.	828	74,354
		4,448,985
Burkina Faso — 0.1%
IAMGOLD Corp. (a)	106,900	787,374
Cameroon, United Republic Of — 0.1%
Golar LNG Ltd.	25,655	1,056,729
Canada — 5.8%
5N Plus, Inc. (a)	23,000	150,997
Ag Growth International, Inc. (b)	14,000	428,199

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2025
	Number of Shares	Value
Algoma Steel Group, Inc. (b)	149,300	$1,031,697
Algoma Steel Group, Inc. (b)	28,602	197,068
Americas Gold & Silver Corp. (a) (b)	3,564,779	2,879,572
Aritzia, Inc. (a) (b)	17,300	896,284
AtkinsRealis Group, Inc. (b)	10,100	708,391
Barrick Mining Corp.	98,914	2,059,389
Bear Creek Mining Corp. (a)	424,151	65,410
Bird Construction, Inc. (b)	12,400	262,160
Bitcoin Treasury Corp. (a)	73,700	529,309
BlackBerry Ltd. (a) (b)	266,519	1,225,195
Brookfield Asset Management Ltd., Class A	52	2,875
Brookfield Corp.	2,351	145,409
Cameco Corp.	21,138	1,569,074
Cameco Corp. — TSX Shares (b)	17,300	1,284,780
Canaccord Genuity Group, Inc. (b)	115,700	880,229
Capstone Copper Corp. (a) (b)	313,276	1,923,251
Celestica, Inc. (a) (b)	10,200	1,593,649
Cineplex, Inc. (a) (b)	125,100	1,065,658
Culico Metals, Inc. (a) (c)	58,650	7,753
Definity Financial Corp. (b)	29,600	1,725,245
Denison Mines Corp. (a)	997,790	1,815,978
Denison Mines Corp. (a)	615,400	1,125,277
Dominion Lending Centres, Inc.	37,000	240,734
Dye & Durham Ltd.	132,800	936,207
Enerflex Ltd. (b)	94,200	743,639
Equinox Gold Corp. (a) (f)	405,194	2,338,773
Equinox Gold Corp. (a)	317,482	1,825,521
Foran Mining Corp. (a)	386,496	865,660
G Mining Ventures Corp. (a) (b)	86,300	1,126,796
Global Atomic Corp. (a)	138,100	62,876
Hammond Power Solutions, Inc. (b)	11,800	1,086,891
Highlander Silver Corp. (a) (c)	1,046,600	1,944,482
Hudbay Minerals, Inc.	56,176	596,103
i-80 Gold Corp. (a) (b)	56,600	34,914
i-80 Gold Corp. (a)	1,975,400	1,182,079
International Tower Hill Mines Ltd. (a)	376,174	321,817
InterRent Real Estate Investment Trust — REIT (b)	125,200	1,243,036
Keyera Corp. (a) (b)	23,400	749,728
Kraken Robotics, Inc. (a) (b)	414,400	934,245
Laramide Resources Ltd. (a)	176,287	82,852
Lithium Argentina AG (a)	283,347	589,362
Magna International, Inc.	2,440	94,208
Mattr Corp. (a)	29,100	257,076
MEG Energy Corp. (f)	74,041	1,398,990
Mx2 Mining, Inc. (a) (c)	198,300	72,811
Neo Performance Materials, Inc.	153,236	1,637,293
NexGen Energy Ltd. (a) (f)	132,678	920,785
NexGen Energy Ltd. (a) (b)	133,600	928,112
Northern Dynasty Minerals Ltd. (a) (f)	752,336	1,016,558
Northern Dynasty Minerals Ltd. (a) (f)	338,909	454,138
Novagold Resources, Inc. (a)	592,901	2,424,965
Nutrien Ltd. (f)	11,537	671,915
NuVista Energy Ltd. (a) (b)	80,100	881,144
OR Royalties, Inc.	94	2,417
Pasofino Gold Ltd. (a)	61,000	23,294
Pet Valu Holdings Ltd. (b)	30,600	742,220
Prime Mining Corp. (a)	148,300	233,055
Propel Holdings, Inc. (b)	36,800	1,022,590
RB Global, Inc. (b)	6,200	658,677
Royal Helium Ltd. (a)	1,586,000	5,823
	Number of Shares	Value
Sandstorm Gold Ltd.	37,008	$347,875
Sandstorm Gold Ltd. (b)	134,300	1,263,362
Seabridge Gold, Inc. (a)	149,986	2,177,797
Seabridge Gold, Inc. (a) (f)	101,511	1,473,745
Shopify, Inc., Class A (a)	117,429	13,545,435
Solaris Resources, Inc. (a) (b)	217,400	996,200
Somerset Energy Partners Corp. (a) (c) (d) (e)	130,200	33,464
Sprott Physical Uranium Trust	196,328	3,676,419
Tamarack Valley Energy Ltd. (b)	147,500	523,169
Taseko Mines Ltd. (a)	81,329	256,186
Teck Resources Ltd., Class B	20,600	831,828
Thomson Reuters Corp.	631	126,913
Uranium Royalty Corp. (a)	17,023	42,557
Victoria Gold Corp./Vancouver (a) (c) (d)	225,800	1,658
Western Copper & Gold Corp. (a)	341,385	418,662
WSP Global, Inc. (b)	9,200	1,876,618
		81,516,523
Chile — 0.3%
Empresa Nacional de Telecomunicaciones SA	416,203	1,340,517
Lundin Mining Corp. (f)	118,898	1,250,317
Sociedad Quimica y Minera de Chile SA — SPADR (a) (f)	38,805	1,368,652
		3,959,486
China — 0.4%
Baidu, Inc., Class A (a)	230,350	2,455,262
CGN Power Co. Ltd., Class H (g)	4,124,000	1,402,903
Changgang Dunxin Enterprise Co. Ltd. (a) (c) (d)	4,640,000	—
China Communications Services Corp. Ltd., Class H	1,610,000	871,845
China Gas Holdings Ltd.	333,200	311,483
China Reinsurance Group Corp., Class H	459,000	71,537
Guangshen Railway Co. Ltd., Class H (f)	2,690,000	640,915
JD.com, Inc. — ADR	2,112	68,936
Kanzhun Ltd. — ADR (a)	320	5,798
Qifu Technology, Inc. — ADR	403	17,474
		5,846,153
Colombia — 0.1%
Aris Mining Corp. (a)	197,984	1,333,221
Congo — 0.1%
Ivanhoe Mines Ltd., Class A (a) (f)	194,143	1,458,478
Costa Rica — 0.2%
Establishment Labs Holdings, Inc. (a)	48,958	2,090,996
Denmark — 0.7%
Coloplast AS, Class B	38,496	3,663,754
Novo Nordisk AS, Class B	85,133	5,940,409
		9,604,163
Finland — 0.0%
Nanoform Finland PLC (a)	261,974	333,479
France — 1.4%
Carrefour SA	144,027	2,030,415
Eramet SA (f)	13,485	730,959
EssilorLuxottica SA	11,680	3,208,621
Euroapi SA (a) (f)	187,813	639,210
L’Oreal SA	20,030	8,576,473

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2025
	Number of Shares	Value
Legrand SA	1,584	$211,581
LVMH Moet Hennessy Louis Vuitton SE	8,679	4,551,715
Sequans Communications SA — ADR (a)	97,700	143,619
		20,092,593
Germany — 0.5%
BASF SE	7,130	351,685
BioNTech SE — ADR (a)	27,362	2,913,232
K&S AG	152,116	2,788,218
Orion SA	39,704	416,495
		6,469,630
Hong Kong — 0.1%
Bank of East Asia Ltd.	117,800	181,888
CECEP COSTIN New Materials Group Ltd. (a) (c) (d)	1,736,000	—
Futu Holdings Ltd. — ADR	1,612	199,227
Hi Sun Technology China Ltd. (a) (f)	4,506,000	321,809
Hua Han Health Industry Holdings Ltd. (a) (c) (d)	6,984,000	—
K Wah International Holdings Ltd. (f)	212,000	52,741
Luks Group Vietnam Holdings Co. Ltd.	1,682,000	192,842
PAX Global Technology Ltd.	323,000	249,512
		1,198,019
India — 0.0%
ICICI Bank Ltd. — SPADR	2,870	96,547
Indonesia — 0.4%
First Pacific Co. Ltd.	688,000	487,417
First Resources Ltd.	876,500	1,014,047
Golden Agri-Resources Ltd.	16,143,100	3,174,941
Indah Kiat Pulp & Paper Tbk. PT	591,200	210,210
Media Nusantara Citra Tbk. PT (a)	15,287,300	230,392
United Tractors Tbk. PT	242,700	321,567
		5,438,574
Ireland — 0.0%
AerCap Holdings NV	280	32,760
Israel — 0.2%
Global-e Online Ltd. (a)	42,959	1,440,845
Nice Ltd. — SPADR (a)	109	17,995
SimilarWeb Ltd. (a)	199,483	1,563,946
		3,022,786
Italy — 0.2%
Prysmian SpA	25,016	1,764,115
Stevanato Group SpA	12,594	307,672
		2,071,787
Japan — 0.4%
Electric Power Development Co. Ltd.	37,000	630,481
Fukuda Corp.	8,600	297,962
Inpex Corp. (f)	47,900	672,101
Japan Petroleum Exploration Co. Ltd.	94,100	661,813
Kamigumi Co. Ltd.	23,700	658,178
Kato Sangyo Co. Ltd.	12,300	468,952
Kyorin Pharmaceutical Co. Ltd.	116,000	1,218,203
Suzuken Co. Ltd.	8,200	296,509
West Japan Railway Co. (f)	43,300	992,765
		5,896,964
Kazakhstan — 0.3%
Halyk Savings Bank of Kazakhstan JSC — GDR (h)	27,487	675,406
	Number of Shares	Value
NAC Kazatomprom JSC — GDR (a) (h)	14,052	$607,046
NAC Kazatomprom JSC — GDR (a) (h)	1,353	58,504
NAC Kazatomprom JSC — GDR, 144A Shares (a) (g)	70,308	3,037,306
		4,378,262
Lebanon — 0.0%
Solidere — ADR (a) (c) (d) (h)	38,451	576,765
Macau — 0.0%
SJM Holdings Ltd. (a)	1,960,000	631,876
Malaysia — 0.1%
Genting Plantations Bhd.	473,800	564,827
Hong Leong Financial Group Bhd.	1,900	7,496
Oriental Holdings Bhd.	342,000	554,821
		1,127,144
Mexico — 0.1%
BBB Foods, Inc., Class A (a)	11,862	329,289
Coca-Cola Femsa SAB de CV — SPADR	1,100	106,403
Grupo Aeroportuario del Pacifico SAB de CV — ADR	325	74,627
Grupo Aeroportuario del Sureste SAB de CV — ADR	215	68,557
Nemak SAB de CV (a) (g)	1,791,588	309,347
Orbia Advance Corp. SAB de CV	334,825	234,107
Southern Copper Corp.	2,411	243,921
		1,366,251
Myanmar — 0.0%
Yoma Strategic Holdings Ltd. (a)	3,695,700	250,279
Netherlands — 0.1%
Argenx SE — ADR (a)	1,691	932,113
ASML Holding NV	624	500,067
Merus NV (a)	486	25,564
		1,457,744
Philippines — 0.0%
Puregold Price Club, Inc.	910,700	582,029
Poland — 0.0%
KGHM Polska Miedz SA (a)	7,364	264,014
Puerto Rico — 0.1%
OFG Bancorp	1,791	76,655
Popular, Inc.	5,044	555,899
		632,554
Russia — 0.0%
Etalon Group PLC — GDR (a) (c) (d) (h)	599,848	—
Etalon Group PLC — GDR — LSE Shares (a) (c) (d) (h)	84,223	—
Federal Grid Co-Rosseti PJSC (a) (c) (d)	1,019,443,892	—
Gazprom PJSC (c) (d)	1,409,587	—
Lenta International Co. PJSC — GDR (a) (c) (d)	351,208	—
LSR Group PJSC (a) (c) (d)	96,020	—
Moscow Exchange MICEX-RTS PJSC (a) (c) (d)	798,487	—
Polyus PJSC — GDR (a) (c) (d) (h)	34,231	—
RusHydro PJSC (a) (c) (d)	354,557,380	—
Sberbank of Russia PJSC (c) (d)	688,194	—
VTB Bank PJSC (a) (c) (d)	530,060	—
		—

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2025
	Number of Shares	Value
South Africa — 0.8%
Impala Platinum Holdings Ltd. (a)	581,703	$5,226,416
Sibanye Stillwater Ltd. (a) (f)	335,940	615,386
Valterra Platinum Ltd.	118,766	5,306,102
		11,147,904
South Korea — 1.7%
Chong Kun Dang Pharmaceutical Corp.	11,235	690,068
DL E&C Co. Ltd.	56,075	2,153,141
GS Holdings Corp.	38,284	1,323,211
Hankook & Co. Co. Ltd.	59,306	844,072
Hankook Tire & Technology Co. Ltd.	11,422	335,906
Hyundai Department Store Co. Ltd.	27,855	1,560,502
Korea Electric Power Corp.	58,132	1,682,102
Korea Electric Power Corp. — SPADR	66,802	951,261
Korean Air Lines Co. Ltd.	20,635	350,283
Korean Reinsurance Co.	107,586	816,875
KT Corp. — SPADR	140,592	2,921,502
LG Corp.	43,719	2,579,726
LG Uplus Corp.	547,065	5,797,261
Lotte Chemical Corp.	18,782	818,179
LX Holdings Corp.	57,257	406,597
LX International Corp.	7,972	183,985
Pan Ocean Co. Ltd.	290,335	799,113
PHA Co. Ltd.	27,869	224,768
		24,438,552
Spain — 0.3%
Amadeus IT Group SA (f)	43,400	3,671,565
Sri Lanka — 0.0%
Hemas Holdings PLC	3,950,020	402,964
Sweden — 0.3%
Atlas Copco AB, Class A (f)	251,200	4,069,308
Greater Than AB (a)	278,882	551,437
		4,620,745
Switzerland — 0.4%
Sportradar Group AG, Class A (a)	209,095	5,871,387
TE Connectivity PLC	101	17,036
		5,888,423
Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd. — SPADR	46,117	10,445,039
Thailand — 0.1%
Fabrinet (a)	97	28,584
Kasikornbank PCL	118,000	553,371
Siam Cement PCL	62,700	324,505
Valeura Energy, Inc. (a)	181,800	957,229
		1,863,689
Turkey — 0.0%
Trillion Energy International, Inc. (a)	903,135	18,902
Ukraine — 0.1%
Astarta Holding PLC (a)	44,444	737,901
MHP SE GDR (a) (h)	214,853	1,114,076
		1,851,977
United Kingdom — 1.2%
Ashmore Group PLC (f)	185,054	397,614
British American Tobacco PLC — SPADR	17,152	811,804
CK Hutchison Holdings Ltd.	465,000	2,870,540
	Number of Shares	Value
Close Brothers Group PLC (a)	103,120	$524,679
Flutter Entertainment PLC (a) (b)	1,518	433,784
Gabriel Resources Ltd. (a)	193,400	17,753
Jupiter Fund Management PLC	179,144	245,956
Schroders PLC	289,981	1,438,866
TechnipFMC PLC	32,316	1,112,963
Unilever PLC	98,832	6,019,773
Vodafone Group PLC	1,537,013	1,641,394
Yellow Cake PLC (a) (f) (g)	228,735	1,655,532
		17,170,658
Zambia — 0.1%
First Quantum Minerals Ltd. (a)	52,096	925,428
Total Foreign Common Stocks (Cost $233,900,108)		257,272,356
Total Common Stocks (Cost $877,871,760)		1,052,622,192
	Number of Contracts	Value
Right — 0.0%
Pan American Silver Corp., Expiring 02/22/29 (Canada) (a) (c) (Cost $72,153)	346,146	84,806
Warrants — 0.1%
Awale Resources Ltd., Expiring 05/08/26 (Canada) (a) (c)	89,000	7,331
EBET, Inc., Expiring 08/02/28 (United States) (a) (c)	266	—
Encore Energy Corp., Expiring 02/08/26 (Canada) (a) (c)	49,400	31,574
Esports Technologies, Inc., Expiring 11/30/26 (United States) (a) (c) (e)	1,005	1
Global Atomic Corp., Expiring 01/31/28 (Canada) (a) (c)	130,700	30,785
Gold Royalty Corp., Expiring 06/14/27 (Canada) (a) (c)	61,500	21,525
Heliostar Metals Ltd., Expiring 03/09/26 (Canada) (a) (c)	131,700	93,881
Hive Digital Technologies Ltd., Expiring 12/28/26 (Canada) (a) (c)	44,900	12,439
i-80 Gold Corp., Expiring 11/16/27 (Canada) (a)	1,046,300	188,334
i-80 Gold Corp., Expiring 05/01/28 (Canada) (a)	310,750	31,948
Ivanhoe Electric, Inc., Expiring 02/14/26 (United States) (a) (c) (d)	15,775	44,170
Organigram Global, Inc., Expiring 04/02/28 (Canada) (a) (c)	337,500	85,937
Royal Helium Ltd., Expiring 06/30/25 (Canada) (a) (c) (e)	1,159,587	—
Royal Helium Ltd., Expiring 01/10/26 (Canada) (a) (c) (e)	1,538,400	—
Trillion Energy International, Inc., Expiring 06/29/25 (Turkey) (a)	1,561,485	5,733
U.S. Gold Corp., Expiring 11/30/27 (United States) (a) (c)	18,150	125,092
Ur-Energy, Inc., Expiring 02/21/26 (Canada) (a) (c)	50,000	10,215
Village Farms International, Inc., Expiring 09/10/25 (United States) (a) (c)	75,000	—
Total Warrants (Cost $325,462)		688,965

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2025
	Principal Amount	Value
Corporate Bonds — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Trillion Energy International, Inc., 12.000%, 07/31/25 (Canada) (c) (d) (e) (Cost $337,084)	$453,800	$316,585
Convertible Bonds — 0.1%
Diversified Financial Services — 0.0%
Galaxy Digital Holdings LP, 2.500%, 12/01/29(a) (g)	303,000	371,176
Movies & Entertainment — 0.0%
Cineplex, Inc., 7.750%, 03/01/30 (Canada) (a) (g)	650,000	631,742
Oil, Gas & Consumable Fuels — 0.0%
Royal Helium Ltd., 14.000%, 12/31/25 (Canada) (a) (c) (e)	312,000	—
Software — 0.1%
Dye & Durham Ltd., 3.750%, 03/01/26 (Canada) (a) (g)	1,085,000	768,826
Total Convertible Bonds (Cost $1,759,674)		1,771,744
U.S. Treasury Bonds/Notes — 2.8%
U.S. Treasury Notes, 2.750%, 08/15/32	13,699,000	12,637,863
U.S. Treasury Notes, 3.375%, 05/15/33	15,891,000	15,148,592
U.S. Treasury Notes, 3.875%, 08/15/33	12,374,000	12,186,940
Total U.S. Treasury Bonds/Notes (Cost $39,581,359)		39,973,395
	Number of Shares	Value
Acquired Funds — 17.7%
Exchange-Traded Funds (ETFs) — 7.9%
Financial Select Sector SPDR Fund	1,122,025	58,760,449
Global X Silver Miners ETF	6,284	302,512
SPDR S&P Biotech ETF	17,045	1,413,542
Technology Select Sector SPDR Fund	96,003	24,310,840
Vanguard Financials ETF (f)	213,451	27,172,312
		111,959,655
Private Investment Funds (i) — 9.8%
Bellus Ventures II LP (a) (c) (d) (e)	96,174	14,254,159
Eversept Global Healthcare Fund LP (a) (c) (d) (e)		20,741,695
Farallon Capital Institutional Partners (a) (c) (d) (e)		565,485
Helikon Long Short Equity Fund ICAV (a) (c) (d) (e)	3,993	33,240,152
Honeycomb Partners LP (a) (c) (d) (e)		20,501,766
Northwest Feilong Fund Ltd. (a) (c) (d) (e)	3,890	11,216,804
Voloridge Fund LP (a) (c) (d) (e)		6,333,742
Voloridge Trading Aggressive Fund (a) (c) (d) (e)		31,803,262
		138,657,065
Total Acquired Funds (Cost $171,064,991)		250,616,720
	Number of Shares	Value
Preferred Stocks — 0.2%
Draegerwerk AG & Co. KGaA, 3.04% (Germany)	14,742	$1,167,478
Petroleo Brasileiro SA — Petrobras, 10.92% (Brazil)	198,200	1,144,745
Synaptive Medical, Inc., Class B, 0.00% (Canada) (a) (c) (d) (e)	89,142	—
Total Preferred Stocks (Cost $1,902,879)		2,312,223
	Number of Contracts	Value
Purchased Option Contracts — 0.0%
Calls — 0.0%
Global Payments, Inc., Notional Amount $870,000, Strike Price $100 Expiring 01/16/2026 (United States)	87	17,052
NCR Voyix Corp., Notional Amount $139,000, Strike Price $10 Expiring 10/17/2025 (United States)	139	13,900
ZoomInfo Technologies, Inc., Notional Amount $38,750, Strike Price $12.5 Expiring 12/19/2025 (United States)	31	1,395
Total Calls (Cost $46,017)		32,347
Puts — 0.0%
iShares S&P/TSX 60 Index ETF, Notional Amount $25,817,200, Strike Price $39.5 Expiring 07/18/2025 (Canada)	6,536	23,999
iShares S&P/TSX 60 Index ETF, Notional Amount $7,457,500, Strike Price $39.25 Expiring 07/18/2025 (Canada)	1,900	18,138
Upexi, Inc., Notional Amount $362,000, Strike Price $10 Expiring 07/18/2025 (United States)	362	257,020
Upexi, Inc., Notional Amount $98,250, Strike Price $7.5 Expiring 07/18/2025 (United States)	131	58,950
Total Puts (Cost $378,282)		358,107
Total Purchased Option Contracts (Cost $424,299)		390,454
	Principal Amount	Value
Short-Term Investments — 10.6%
Repurchase Agreement — 8.1%
Fixed Income Clearing Corp. issued on 06/30/25 (proceeds at maturity $113,633,444) (collateralized by U.S. Treasury Note, due 09/15/27 — 06/30/28 with a total par value of $115,798,500 and a total market value of 115,901,734), 1.360%, 07/01/25 (Cost $113,629,151)	$113,629,151	113,629,151

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2025
	Principal Amount	Value
Unaffiliated Investment Company — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.350%, (j) (k) (Cost $8,867,336)	$8,867,336	$8,867,336
U.S Treasury Bill — 1.9%
U.S. Treasury Bills, 4.227%, 09/25/25(j) (Cost $26,786,062)	27,050,000	26,778,574
Total Short-Term Investments (Cost $149,282,549)		149,275,061
Total Investments — 106.0% (Cost $1,242,622,210)		1,498,052,145
Liabilities in Excess of Other Assets — (6.0)%		(84,897,740)
Net Assets — 100.0%		$1,413,154,405

	Number of Shares	Value
Securities Sold Short — (10.0)%
Common Stocks — (10.0)%
U.S. Common Stocks — (9.3)%
Aerospace & Defense — (0.4)%
AeroVironment, Inc. (a)	(11,034)	(3,144,138)
BWX Technologies, Inc.	(14,595)	(2,102,556)
Cadre Holdings, Inc.	(393)	(12,517)
Ducommun, Inc. (a)	(167)	(13,799)
Huntington Ingalls Industries, Inc.	(1,162)	(280,577)
National Presto Industries, Inc.	(20)	(1,959)
		(5,555,546)
Air Freight & Logistics — (0.0)%
GXO Logistics, Inc. (a)	(383)	(18,652)
Automobile Components — (0.2)%
Dorman Products, Inc. (a)	(2,142)	(262,759)
Gentherm, Inc. (a)	(81)	(2,292)
Phinia, Inc.	(1,062)	(47,248)
QuantumScape Corp. (a)	(346,672)	(2,329,636)
Visteon Corp. (a)	(60)	(5,598)
		(2,647,533)
Automobiles — (0.2)%
Harley-Davidson, Inc.	(4,183)	(98,719)
Lucid Group, Inc. (a)	(294,547)	(621,494)
Rivian Automotive, Inc., Class A (a)	(975)	(13,396)
Thor Industries, Inc.	(18,950)	(1,682,950)
Winnebago Industries, Inc.	(1,969)	(57,101)
		(2,473,660)
Banks — (0.2)%
Amalgamated Financial Corp.	(3,157)	(98,498)
Bancorp, Inc. (a)	(1,182)	(67,339)
Capitol Federal Financial, Inc.	(17,505)	(106,780)
First Citizens BancShares, Inc., Class A	(367)	(718,024)
Flagstar Financial, Inc.	(55,498)	(588,279)
Flushing Financial Corp.	(14,031)	(166,688)
Glacier Bancorp, Inc.	(615)	(26,494)
HarborOne Bancorp, Inc.	(851)	(9,940)
	Number of Shares	Value
Hingham Institution For Savings	(636)	$(157,951)
Park National Corp.	(1,429)	(239,015)
		(2,179,008)
Beverages — (0.1)%
Coca-Cola Consolidated, Inc.	(5,682)	(634,395)
MGP Ingredients, Inc.	(1,455)	(43,606)
Molson Coors Beverage Co., Class B	(396)	(19,044)
National Beverage Corp. (a)	(5,862)	(253,473)
		(950,518)
Biotechnology — (1.0)%
Akero Therapeutics, Inc. (a)	(3,658)	(195,191)
Alnylam Pharmaceuticals, Inc. (a)	(3,169)	(1,033,379)
Arcturus Therapeutics Holdings, Inc. (a)	(2,025)	(26,345)
Disc Medicine, Inc. (a)	(2,801)	(148,341)
Exelixis, Inc. (a)	(21,070)	(928,660)
Insmed, Inc. (a)	(21,556)	(2,169,396)
Ionis Pharmaceuticals, Inc. (a)	(44,898)	(1,774,777)
Madrigal Pharmaceuticals, Inc. (a)	(2,573)	(778,693)
Moderna, Inc. (a)	(102,228)	(2,820,470)
MoonLake Immunotherapeutics (a)	(7,665)	(361,788)
Myriad Genetics, Inc. (a)	(10,547)	(56,005)
Nuvalent, Inc., Class A (a)	(2,922)	(222,949)
Protagonist Therapeutics, Inc. (a)	(259)	(14,315)
PTC Therapeutics, Inc. (a)	(11,402)	(556,874)
Revolution Medicines, Inc. (a)	(9,556)	(351,565)
Roivant Sciences Ltd. (a)	(70,203)	(791,188)
SpringWorks Therapeutics, Inc. (a)	(5,418)	(254,592)
TG Therapeutics, Inc. (a)	(5,052)	(181,821)
Vaxcyte, Inc. (a)	(15,259)	(496,070)
Viking Therapeutics, Inc. (a)	(20,458)	(542,137)
Zymeworks, Inc. (a)	(6,058)	(76,028)
		(13,780,584)
Broadline Retail — (0.1)%
Kohl’s Corp.	(28,248)	(239,543)
Ollie’s Bargain Outlet Holdings, Inc. (a)	(11,927)	(1,571,740)
		(1,811,283)
Building Products — (0.1)%
AAON, Inc.	(3,463)	(255,396)
Advanced Drainage Systems, Inc.	(7,052)	(809,993)
Trex Co., Inc. (a)	(4,111)	(223,556)
		(1,288,945)
Capital Markets — (0.1)%
Coinbase Global, Inc., Class A (a)	(1,365)	(478,419)
DigitalBridge Group, Inc.	(3,464)	(35,852)
Donnelley Financial Solutions, Inc. (a)	(389)	(23,982)
Jefferies Financial Group, Inc.	(1,324)	(72,410)
Lazard, Inc.	(235)	(11,275)
TPG, Inc.	(9,626)	(504,884)
WisdomTree, Inc.	(1,235)	(14,215)
		(1,141,037)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2025
	Number of Shares	Value
Chemicals — (0.2)%
Air Products & Chemicals, Inc.	(54)	$(15,231)
Albemarle Corp.	(4,537)	(284,334)
Ashland, Inc.	(989)	(49,727)
Cabot Corp.	(24)	(1,800)
Celanese Corp.	(17,610)	(974,361)
Chemours Co.	(53,818)	(616,216)
Eastman Chemical Co.	(3,883)	(289,905)
Ecovyst, Inc. (a)	(2,992)	(24,624)
Westlake Corp.	(3,452)	(262,111)
		(2,518,309)
Commercial Services & Supplies — (0.0)%
Casella Waste Systems, Inc., Class A (a)	(384)	(44,306)
CECO Environmental Corp. (a)	(1,276)	(36,124)
Enviri Corp. (a)	(3,580)	(31,074)
Montrose Environmental Group, Inc. (a)	(2,364)	(51,748)
		(163,252)
Communications Equipment — (0.1)%
Clearfield, Inc. (a)	(264)	(11,460)
Lumentum Holdings, Inc. (a)	(9,947)	(945,562)
		(957,022)
Construction & Engineering — (0.3)%
Centuri Holdings, Inc. (a)	(8,421)	(188,967)
Construction Partners, Inc., Class A (a)	(3,010)	(319,903)
Everus Construction Group, Inc. (a)	(5,546)	(352,337)
IES Holdings, Inc. (a)	(4,545)	(1,346,365)
Sterling Infrastructure, Inc. (a)	(8,179)	(1,887,141)
Valmont Industries, Inc.	(639)	(208,678)
WillScot Holdings Corp.	(16,089)	(440,839)
		(4,744,230)
Construction Materials — (0.0)%
Knife River Corp. (a)	(163)	(13,307)
Consumer Finance — (0.0)%
Green Dot Corp., Class A (a)	(4,160)	(44,845)
LendingClub Corp. (a)	(5,005)	(60,210)
SoFi Technologies, Inc. (a)	(2,527)	(46,017)
		(151,072)
Consumer Staples Distribution & Retail — (0.0)%
Albertsons Cos., Inc., Class A	(675)	(14,519)
Casey’s General Stores, Inc.	(35)	(17,860)
Grocery Outlet Holding Corp. (a)	(4,691)	(58,262)
Ingles Markets, Inc., Class A	(36)	(2,282)
Maplebear, Inc. (a)	(3,675)	(166,257)
Weis Markets, Inc.	(135)	(9,786)
		(268,966)
Containers & Packaging — (0.0)%
Myers Industries, Inc.	(1,016)	(14,722)
O-I Glass, Inc. (a)	(1,514)	(22,317)
Sealed Air Corp.	(1,277)	(39,625)
	Number of Shares	Value
TriMas Corp.	(1,215)	$(34,761)
		(111,425)
Distributors — (0.1)%
Pool Corp.	(2,624)	(764,844)
Diversified Consumer Services — (0.2)%
Adtalem Global Education, Inc. (a)	(2,031)	(258,404)
Duolingo, Inc. (a)	(1,433)	(587,559)
Frontdoor, Inc. (a)	(17,175)	(1,012,295)
H&R Block, Inc.	(18,118)	(994,497)
KinderCare Learning Cos., Inc. (a)	(715)	(7,221)
		(2,859,976)
Diversified Telecommunication Services — (0.1)%
Anterix, Inc. (a)	(1,530)	(39,244)
Iridium Communications, Inc.	(30,228)	(911,979)
Shenandoah Telecommunications Co.	(5,479)	(74,843)
		(1,026,066)
Electric Utilities — (0.1)%
Constellation Energy Corp.	(1,390)	(448,636)
Genie Energy Ltd., Class B	(212)	(5,699)
Otter Tail Corp.	(8,375)	(645,629)
Southern Co.	(963)	(88,432)
		(1,188,396)
Electrical Equipment — (0.1)%
American Superconductor Corp. (a)	(7,531)	(276,313)
NEXTracker, Inc., Class A (a)	(52)	(2,827)
Plug Power, Inc. (a)	(114,078)	(169,976)
Powell Industries, Inc.	(5,288)	(1,112,860)
Preformed Line Products Co.	(178)	(28,446)
Sensata Technologies Holding PLC	(4,328)	(130,316)
		(1,720,738)
Electronic Equipment, Instruments & Components — (0.2)%
Arlo Technologies, Inc. (a)	(44,043)	(746,969)
Badger Meter, Inc.	(1,161)	(284,387)
Crane NXT Co.	(8,562)	(461,492)
ePlus, Inc. (a)	(1,573)	(113,413)
Itron, Inc. (a)	(9,971)	(1,312,483)
Kimball Electronics, Inc. (a)	(335)	(6,442)
Littelfuse, Inc.	(669)	(151,682)
Methode Electronics, Inc.	(12,346)	(117,411)
nLight, Inc. (a)	(7,993)	(157,302)
TD SYNNEX Corp.	(124)	(16,827)
Vishay Intertechnology, Inc.	(4,169)	(66,204)
Vishay Precision Group, Inc. (a)	(1,232)	(34,619)
		(3,469,231)
Energy Equipment & Services — (0.1)%
Core Laboratories, Inc.	(7,164)	(82,529)
Helmerich & Payne, Inc.	(2,813)	(42,645)
NOV, Inc.	(7,948)	(98,794)
RPC, Inc.	(3,405)	(16,106)
Valaris Ltd. (a)	(14,387)	(605,836)
Weatherford International PLC	(1,417)	(71,289)
		(917,199)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2025
	Number of Shares	Value
Entertainment — (0.0)%
IMAX Corp. (a)	(561)	$(15,685)
Warner Music Group Corp., Class A	(4,140)	(112,774)
		(128,459)
Financial Services — (0.4)%
Block, Inc. (a)	(1,975)	(134,162)
Cannae Holdings, Inc.	(14,959)	(311,895)
Federal National Mortgage Association (a)	(19,416)	(185,229)
Flywire Corp. (a)	(10,175)	(119,048)
Marqeta, Inc., Class A (a)	(70,653)	(411,907)
Mr. Cooper Group, Inc. (a)	(1,648)	(245,898)
NCR Atleos Corp. (a)	(1,585)	(45,220)
NewtekOne, Inc.	(248)	(2,797)
NMI Holdings, Inc. (a)	(435)	(18,353)
PennyMac Financial Services, Inc.	(103)	(10,263)
Remitly Global, Inc. (a)	(3,098)	(58,149)
Shift4 Payments, Inc., Class A (a)	(23,026)	(2,282,107)
Toast, Inc., Class A (a)	(3,172)	(140,488)
Western Union Co.	(346)	(2,913)
WEX, Inc. (a)	(8,129)	(1,194,069)
		(5,162,498)
Food Products — (0.1)%
Archer-Daniels-Midland Co.	(1,412)	(74,525)
Cal-Maine Foods, Inc.	(300)	(29,889)
Calavo Growers, Inc.	(1,775)	(47,197)
Hershey Co.	(720)	(119,484)
John B Sanfilippo & Son, Inc.	(32)	(2,024)
Kraft Heinz Co.	(906)	(23,393)
Lamb Weston Holdings, Inc.	(263)	(13,636)
Lancaster Colony Corp.	(1,610)	(278,160)
Mission Produce, Inc. (a)	(13,051)	(152,958)
Seaboard Corp.	(19)	(54,363)
TreeHouse Foods, Inc. (a)	(1,328)	(25,790)
Utz Brands, Inc.	(4,244)	(53,262)
WK Kellogg Co.	(4,895)	(78,026)
		(952,707)
Ground Transportation — (0.1)%
ArcBest Corp.	(127)	(9,780)
Avis Budget Group, Inc. (a)	(5,585)	(944,144)
Heartland Express, Inc.	(6,267)	(54,147)
RXO, Inc. (a)	(4,923)	(77,390)
Saia, Inc. (a)	(789)	(216,178)
Werner Enterprises, Inc.	(1,517)	(41,505)
XPO, Inc. (a)	(2,607)	(329,238)
		(1,672,382)
Health Care Equipment & Supplies — (0.1)%
Bausch & Lomb Corp. (a)	(2,751)	(35,791)
Envista Holdings Corp. (a)	(11,885)	(232,233)
Globus Medical, Inc., Class A (a)	(250)	(14,755)
Hologic, Inc. (a)	(1,426)	(92,918)
Integra LifeSciences Holdings Corp. (a)	(1,673)	(20,528)
Lantheus Holdings, Inc. (a)	(3,747)	(306,729)
	Number of Shares	Value
Masimo Corp. (a)	(566)	$(95,213)
Neogen Corp. (a)	(82,782)	(395,698)
STAAR Surgical Co. (a)	(3,003)	(50,390)
UFP Technologies, Inc. (a)	(1,657)	(404,573)
		(1,648,828)
Health Care Providers & Services — (0.1)%
Castle Biosciences, Inc. (a)	(936)	(19,113)
DaVita, Inc. (a)	(108)	(15,384)
Henry Schein, Inc. (a)	(215)	(15,706)
Nutex Health, Inc. (a)	(7,083)	(881,763)
OPKO Health, Inc. (a)	(7,999)	(10,559)
Option Care Health, Inc. (a)	(449)	(14,583)
Select Medical Holdings Corp.	(1,945)	(29,525)
		(986,633)
Health Care REITs — (0.0)%
Healthcare Realty Trust, Inc.	(1,218)	(19,317)
Health Care Technology — (0.0)%
Certara, Inc. (a)	(16,476)	(192,769)
Hotel & Resort REITs — (0.0)%
RLJ Lodging Trust	(1,159)	(8,437)
Summit Hotel Properties, Inc.	(16,120)	(82,051)
		(90,488)
Hotels, Restaurants & Leisure — (0.8)%
Biglari Holdings, Inc., Class B (a)	(207)	(60,487)
Brinker International, Inc. (a)	(11,761)	(2,120,861)
Cava Group, Inc. (a)	(189)	(15,919)
Cheesecake Factory, Inc.	(3,733)	(233,910)
Choice Hotels International, Inc.	(7,291)	(925,082)
Cracker Barrel Old Country Store, Inc.	(7,097)	(433,485)
Dine Brands Global, Inc.	(6,076)	(147,829)
El Pollo Loco Holdings, Inc. (a)	(957)	(10,537)
First Watch Restaurant Group, Inc. (a)	(4,676)	(75,003)
Hilton Grand Vacations, Inc. (a)	(15,601)	(647,910)
Hyatt Hotels Corp., Class A	(1,641)	(229,166)
Kura Sushi USA, Inc., Class A (a)	(301)	(25,910)
Marriott Vacations Worldwide Corp.	(1,035)	(74,841)
Norwegian Cruise Line Holdings Ltd. (a)	(1,433)	(29,061)
Penn Entertainment, Inc. (a)	(30,237)	(540,335)
Planet Fitness, Inc., Class A (a)	(12,421)	(1,354,510)
Portillo’s, Inc., Class A (a)	(9,583)	(111,834)
Royal Caribbean Cruises Ltd.	(6,133)	(1,920,488)
Shake Shack, Inc., Class A (a)	(1,679)	(236,067)
Starbucks Corp.	(18,252)	(1,672,431)
Target Hospitality Corp. (a)	(7,970)	(56,746)
Vail Resorts, Inc.	(242)	(38,025)
Wynn Resorts Ltd.	(10,188)	(954,310)
		(11,914,747)
Household Durables — (0.2)%
Cricut, Inc., Class A	(1,583)	(10,717)
Leggett & Platt, Inc.	(66,420)	(592,466)
LGI Homes, Inc. (a)	(235)	(12,107)
Newell Brands, Inc.	(16,050)	(86,670)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2025
	Number of Shares	Value
SharkNinja, Inc. (a)	(14,158)	$(1,401,501)
Somnigroup International, Inc.	(13,476)	(917,042)
Whirlpool Corp.	(3,343)	(339,047)
		(3,359,550)
Household Products — (0.0)%
Reynolds Consumer Products, Inc.	(1,815)	(38,877)
Spectrum Brands Holdings, Inc.	(2,539)	(134,567)
WD-40 Co.	(1,840)	(419,686)
		(593,130)
Independent Power & Renewable Electricity Producers — (0.0)%
Ormat Technologies, Inc.	(843)	(70,610)
Industrial REITs — (0.0)%
Americold Realty Trust, Inc.	(9,444)	(157,054)
Lineage, Inc.	(1,490)	(64,845)
		(221,899)
Insurance — (0.2)%
Abacus Global Management, Inc. (a)	(1,371)	(7,047)
Baldwin Insurance Group, Inc. (a)	(231)	(9,889)
Erie Indemnity Co., Class A	(2,012)	(697,741)
Goosehead Insurance, Inc., Class A	(8,349)	(880,903)
Kinsale Capital Group, Inc.	(832)	(402,605)
Lemonade, Inc. (a)	(4,042)	(177,080)
Mercury General Corp.	(10,029)	(675,353)
		(2,850,618)
Interactive Media & Services — (0.1)%
IAC, Inc. (a)	(16,410)	(612,750)
Match Group, Inc.	(485)	(14,982)
Reddit, Inc., Class A (a)	(1,018)	(153,280)
Ziff Davis, Inc. (a)	(260)	(7,870)
		(788,882)
IT Services — (0.1)%
DigitalOcean Holdings, Inc. (a)	(22,318)	(637,402)
Globant SA (a)	(5,605)	(509,158)
Twilio, Inc., Class A (a)	(213)	(26,489)
		(1,173,049)
Leisure Products — (0.0)%
Acushnet Holdings Corp.	(5,140)	(374,295)
Brunswick Corp.	(57)	(3,149)
Malibu Boats, Inc., Class A (a)	(478)	(14,980)
Polaris, Inc.	(1,471)	(59,796)
YETI Holdings, Inc. (a)	(6,517)	(205,416)
		(657,636)
Life Sciences Tools & Services — (0.2)%
Avantor, Inc. (a)	(7,458)	(100,384)
Azenta, Inc. (a)	(8,835)	(271,941)
Bio-Techne Corp.	(304)	(15,641)
Bruker Corp.	(1,494)	(61,553)
Charles River Laboratories International, Inc. (a)	(123)	(18,663)
ICON PLC (a)	(1,051)	(152,868)
Illumina, Inc. (a)	(4,528)	(432,016)
Repligen Corp. (a)	(2,271)	(282,467)
Revvity, Inc.	(7,771)	(751,611)
	Number of Shares	Value
Sotera Health Co. (a)	(1,181)	$(13,133)
Tempus AI, Inc. (a)	(3,672)	(233,319)
		(2,333,596)
Machinery — (0.4)%
AGCO Corp.	(4,661)	(480,829)
Alamo Group, Inc.	(941)	(205,495)
Chart Industries, Inc. (a)	(922)	(151,807)
CNH Industrial NV	(5,950)	(77,112)
Deere & Co.	(29)	(14,746)
Esab Corp.	(569)	(68,593)
Federal Signal Corp.	(13,065)	(1,390,377)
Helios Technologies, Inc.	(1,100)	(36,707)
Hillenbrand, Inc.	(1,011)	(20,291)
Ingersoll Rand, Inc.	(181)	(15,055)
Kadant, Inc.	(3,922)	(1,245,039)
Lindsay Corp.	(1,095)	(157,954)
REV Group, Inc.	(44,061)	(2,096,863)
Shyft Group, Inc.	(1,018)	(12,766)
Timken Co.	(216)	(15,671)
Titan International, Inc. (a)	(3,806)	(39,088)
Worthington Enterprises, Inc.	(3,284)	(208,994)
		(6,237,387)
Media — (0.0)%
DoubleVerify Holdings, Inc. (a)	(16,289)	(243,846)
Gannett Co., Inc. (a)	(5,987)	(21,434)
Ibotta, Inc., Class A (a)	(8,727)	(319,408)
National CineMedia, Inc.	(3,678)	(17,820)
Paramount Global, Class B	(1,259)	(16,241)
Scholastic Corp.	(596)	(12,504)
Trade Desk, Inc., Class A (a)	(493)	(35,491)
		(666,744)
Metals & Mining — (0.2)%
Coeur Mining, Inc. (a)	(59,000)	(522,740)
Compass Minerals International, Inc. (a)	(35,744)	(718,097)
Contango ORE, Inc. (a)	(18,802)	(366,263)
Metallus, Inc. (a)	(371)	(5,717)
MP Materials Corp. (a)	(15,934)	(530,124)
Royal Gold, Inc.	(6,700)	(1,191,528)
Warrior Met Coal, Inc.	(448)	(20,532)
		(3,355,001)
Office REITs — (0.1)%
BXP, Inc.	(5,544)	(374,054)
JBG SMITH Properties	(4,282)	(74,079)
NET Lease Office Properties (a)	(342)	(11,132)
Vornado Realty Trust	(20,081)	(767,897)
		(1,227,162)
Oil, Gas & Consumable Fuels — (0.2)%
APA Corp.	(26,773)	(489,678)
Chord Energy Corp.	(270)	(26,150)
Civitas Resources, Inc.	(8,655)	(238,186)
CVR Energy, Inc.	(1,817)	(48,786)
HF Sinclair Corp.	(278)	(11,420)
Matador Resources Co.	(289)	(13,791)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2025
	Number of Shares	Value
Murphy Oil Corp.	(15,952)	$(358,920)
New Fortress Energy, Inc.	(87,089)	(289,135)
NextDecade Corp. (a)	(22,692)	(202,186)
Par Pacific Holdings, Inc. (a)	(9,758)	(258,880)
REX American Resources Corp. (a)	(299)	(14,564)
SandRidge Energy, Inc.	(2,185)	(23,642)
Uranium Energy Corp. (a)	(60,703)	(412,780)
VAALCO Energy, Inc.	(1,500)	(5,595)
		(2,393,713)
Passenger Airlines — (0.1)%
American Airlines Group, Inc. (a)	(82,621)	(927,008)
Southwest Airlines Co.	(485)	(15,733)
		(942,741)
Personal Care Products — (0.3)%
Coty, Inc., Class A (a)	(1,291)	(6,003)
Edgewell Personal Care Co.	(163)	(3,816)
elf Beauty, Inc. (a)	(27,066)	(3,368,093)
Estee Lauder Cos., Inc., Class A	(6,207)	(501,526)
Herbalife Ltd. (a)	(7,423)	(63,986)
Nu Skin Enterprises, Inc.Class A	(5,711)	(45,631)
		(3,989,055)
Pharmaceuticals — (0.1)%
Bausch Health Cos., Inc. (a)	(18,019)	(120,007)
Elanco Animal Health, Inc. (a)	(10,800)	(154,224)
Organon & Co.	(12,125)	(117,370)
Prestige Consumer Healthcare, Inc. (a)	(6,230)	(497,465)
Viatris, Inc.	(9,601)	(85,737)
		(974,803)
Professional Services — (0.1)%
CACI International, Inc., Class A (a)	(296)	(141,103)
Fiverr International Ltd. (a)	(31,519)	(924,452)
Paycom Software, Inc.	(114)	(26,380)
Willdan Group, Inc. (a)	(16,400)	(1,025,164)
		(2,117,099)
Real Estate Management & Development — (0.1)%
eXp World Holdings, Inc.	(44,979)	(409,309)
Landbridge Co. LLCClass A	(5,162)	(348,848)
		(758,157)
Residential REITs — (0.0)%
Apartment Investment & Management Co., Class A	(1,779)	(15,389)
Independence Realty Trust, Inc.	(790)	(13,975)
Sun Communities, Inc.	(121)	(15,305)
		(44,669)
Semiconductors & Semiconductor Equipment — (0.3)%
Alpha & Omega Semiconductor Ltd. (a)	(840)	(21,554)
Entegris, Inc.	(4,763)	(384,136)
First Solar, Inc. (a)	(5,583)	(924,210)
FormFactor, Inc. (a)	(63)	(2,168)
Impinj, Inc. (a)	(6,321)	(702,074)
Lattice Semiconductor Corp. (a)	(9,654)	(472,949)
	Number of Shares	Value
MACOM Technology Solutions Holdings, Inc. (a)	(122)	$(17,481)
Microchip Technology, Inc.	(9,754)	(686,389)
Navitas Semiconductor Corp. (a)	(251,480)	(1,647,194)
Power Integrations, Inc.	(294)	(16,435)
Qorvo, Inc. (a)	(985)	(83,636)
		(4,958,226)
Software — (0.6)%
Agilysys, Inc. (a)	(390)	(44,710)
AppLovin Corp., Class A (a)	(2,270)	(794,682)
Bentley Systems, Inc., Class B	(4,780)	(257,977)
Bill Holdings, Inc. (a)	(4,685)	(216,728)
C3.ai, Inc., Class A (a)	(28,330)	(696,068)
Cadence Design Systems, Inc. (a)	(59)	(18,181)
Clear Secure, Inc., Class A	(8,254)	(229,131)
Confluent, Inc., Class A (a)	(91,086)	(2,270,774)
Daily Journal Corp. (a)	(27)	(11,401)
Digimarc Corp. (a)	(226)	(2,985)
Five9, Inc. (a)	(12,537)	(331,980)
Freshworks, Inc., Class A (a)	(40,972)	(610,892)
Gen Digital, Inc.	(4,997)	(146,912)
Gitlab, Inc., Class A (a)	(10,175)	(458,994)
I3 Verticals, Inc., Class A (a)	(1,537)	(42,237)
Klaviyo, Inc., Class A (a)	(1,571)	(52,754)
MicroStrategy, Inc., Class A (a)	(913)	(369,062)
nCino, Inc. (a)	(22,370)	(625,689)
NCR Voyix Corp. (a)	(5,662)	(66,415)
RingCentral, Inc., Class A (a)	(7,842)	(222,321)
UiPath, Inc., Class A (a)	(13,073)	(167,334)
Unity Software, Inc. (a)	(21,835)	(528,407)
Workiva, Inc. (a)	(5,930)	(405,908)
		(8,571,542)
Specialized REITs — (0.0)%
Gladstone Land Corp.	(1,355)	(13,780)
National Storage Affiliates Trust	(7,012)	(224,314)
		(238,094)
Specialty Retail — (0.2)%
Academy Sports & Outdoors, Inc.	(2,866)	(128,425)
Advance Auto Parts, Inc.	(7,215)	(335,425)
Build-A-Bear Workshop, Inc.	(136)	(7,012)
Caleres, Inc.	(1,200)	(14,664)
Carvana Co. (a)	(902)	(303,938)
EVgo, Inc. (a)	(186,712)	(681,499)
Five Below, Inc. (a)	(2,369)	(310,765)
Foot Locker, Inc. (a)	(18,104)	(443,548)
Monro, Inc.	(7,291)	(108,709)
RH (a)	(3,988)	(753,772)
Shoe Carnival, Inc.	(1,060)	(19,833)
Signet Jewelers Ltd.	(1,475)	(117,336)
Tractor Supply Co.	(302)	(15,937)
Wayfair, Inc., Class A (a)	(6,736)	(344,479)
		(3,585,342)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2025
	Number of Shares	Value
Technology Hardware, Storage & Peripherals — (0.0)%
Eastman Kodak Co. (a)	(2,017)	$(11,396)
Super Micro Computer, Inc. (a)	(9,702)	(475,495)
Turtle Beach Corp. (a)	(277)	(3,831)
Western Digital Corp.	(583)	(37,306)
		(528,028)
Textiles, Apparel & Luxury Goods — (0.2)%
Capri Holdings Ltd. (a)	(7,329)	(129,723)
Deckers Outdoor Corp. (a)	(298)	(30,715)
NIKE, Inc., Class B	(12,318)	(875,071)
PVH Corp.	(490)	(33,614)
Under Armour, Inc., Class A (a)	(130,730)	(892,886)
VF Corp.	(33,759)	(396,668)
		(2,358,677)
Trading Companies & Distributors — (0.1)%
Core & Main, Inc., Class A (a)	(8,458)	(510,440)
Hudson Technologies, Inc. (a)	(1,886)	(15,314)
NPK International, Inc. (a)	(284)	(2,417)
QXO, Inc. (a)	(29,951)	(645,145)
Rush Enterprises, Inc., Class A	(4,926)	(253,738)
Xometry, Inc., Class A (a)	(1,988)	(67,175)
		(1,494,229)
Total U.S. Common Stocks (Proceeds $(123,535,167))		(131,979,266)
Foreign Common Stocks — (0.7)%
Argentina — (0.0)%
Central Puerto SA — SPADR (a)	(1,643)	(19,190)
Loma Negra Cia Industrial Argentina SA — SPADR (a)	(1,404)	(15,402)
Pampa Energia SA — SPADR (a)	(511)	(35,453)
		(70,045)
Bahamas — (0.0)%
OneSpaWorld Holdings Ltd.	(19,447)	(396,524)
Belgium — (0.0)%
Galapagos NV — SPADR (a)	(469)	(13,128)
Liberty Global Ltd., Class C (a)	(42,304)	(436,154)
		(449,282)
Brazil — (0.0)%
Adecoagro SA	(3,083)	(28,179)
VTEX, Class A (a)	(2,207)	(14,566)
		(42,745)
Canada — (0.5)%
5N Plus, Inc. (a)	(23,000)	(150,997)
Algonquin Power & Utilities Corp.	(72,300)	(413,598)
Cardinal Energy Ltd.	(123,400)	(610,770)
Definity Financial Corp.	(8,800)	(512,911)
Denison Mines Corp. (a)	(615,400)	(1,125,277)
Diversified Royalty Corp.	(9,900)	(23,119)
Equinox Gold Corp. (a)	(117,355)	(677,371)
Global Atomic Corp. (a)	(138,100)	(62,876)
Gold Royalty Corp. (a)	(8,805)	(19,459)
	Number of Shares	Value
i-80 Gold Corp. (a)	(1,083,900)	$(668,607)
Mattr Corp. (a)	(29,100)	(257,076)
Mattr Corp. (a)	(75,000)	(661,465)
MTY Food Group, Inc.	(12,600)	(393,244)
Parex Resources, Inc.	(52,200)	(533,212)
SSR Mining, Inc. (a)	(254)	(3,236)
Torex Gold Resources, Inc. (a)	(8,800)	(287,054)
Victoria Gold Corp./Vancouver (a) (d)	(1,261,221)	(9,262)
		(6,409,534)
China — (0.1)%
BeOne Medicines Ltd. — ADR (a)	(431)	(104,332)
Hello Group, Inc. — SPADR	(2,756)	(23,261)
HUYA, Inc. — ADR	(3,598)	(12,665)
iQIYI, Inc. — ADR (a)	(174,554)	(308,961)
RLX Technology, Inc. — ADR	(27,378)	(60,505)
		(509,724)
Finland — (0.0)%
Amer Sports, Inc. (a)	(902)	(34,962)
Germany — (0.0)%
Birkenstock Holding PLC (a)	(1,168)	(57,442)
Greece — (0.0)%
Danaos Corp.	(1,818)	(156,784)
Ireland — (0.0)%
Cimpress PLC (a)	(77)	(3,619)
Israel — (0.1)%
Mobileye Global, Inc., Class A (a)	(58,814)	(1,057,476)
Japan — (0.0)%
Allegro MicroSystems, Inc. (a)	(7,538)	(257,724)
Norway — (0.0)%
Seadrill Ltd. (a)	(5,476)	(143,745)
Peru — (0.0)%
Cia de Minas Buenaventura SAA — ADR	(110)	(1,806)
South Africa — (0.0)%
Sibanye Stillwater Ltd. — ADR (a)	(18,142)	(130,985)
Taiwan — (0.0)%
Himax Technologies, Inc. — ADR	(2,565)	(22,906)
Thailand — (0.0)%
BKV Corp. (a)	(474)	(11,433)
Fabrinet (a)	(143)	(42,139)
		(53,572)
United Kingdom — (0.0)%
Endava PLC — SPADR (a)	(4,378)	(67,071)
Total Foreign Common Stocks (Proceeds $(10,927,790))		(9,865,946)
Total Common Stocks (Proceeds $(134,462,957))		(141,845,212)
Total Securities Sold Short — (10.0)% (Proceeds $(134,462,957))		$(141,845,212)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2025
Financial Futures Contracts
Number of Contracts	Expiration Date	Type	Initial Notional value/(Proceeds)	Notional Value at June 30, 2025	Unrealized Appreciation/ (Depreciation)
		Long Financial Futures Contracts
		Interest Rate-Related
573	09/19/2025	U.S. Treasury Note 10 Year Futures	$63,109,564	$64,247,625	$1,138,061
393	09/19/2025	Ultra U.S. Treasury Note 10 Year Futures	43,768,570	44,906,391	1,137,821
					2,275,882
		Foreign Currency-Related
91	09/15/2025	Australian Dollar Currency Futures	5,947,138	5,996,445	49,307
92	09/15/2025	British Pound Currency Futures	7,774,959	7,891,875	116,916
147	09/15/2025	Euro Foreign Exchange Currency Futures	21,130,944	21,748,650	617,706
51	09/15/2025	Swiss Franc Currency Futures	7,846,563	8,113,144	266,581
					1,050,510
		Equity-Related
480	09/19/2025	Eurex EURO STOXX 50 Index Futures	29,923,137	30,119,727	196,590
590	09/19/2025	MSCI China Index Futures	17,614,210	17,791,450	177,240
347	09/19/2025	MSCI Japan Index Futures	32,835,402	33,697,170	861,768
379	09/19/2025	U.S. MSCI EAFE Index Futures	49,869,375	50,818,215	948,840
107	09/19/2025	U.S. MSCI Emerging Markets Index Futures	6,382,503	6,599,225	216,722
					2,401,160
		Short Financial Futures Contracts
		Foreign Currency-Related
(68)	09/15/2025	Japanese Yen Currency Futures	(5,933,141)	(5,945,325)	(12,184)
		Equity-Related
(88)	09/19/2025	EURO STOXX 600 Index Futures	(2,839,891)	(2,812,287)	27,604
(3)	09/19/2025	FTSE MIB Index Futures	(704,267)	(704,155)	112
(3)	09/29/2025	HKG Hang Seng Index Futures	(450,805)	(459,251)	(8,446)
(10)	09/18/2025	Montreal Exchange S&P/TSX 60 Index Futures	(2,325,287)	(2,349,917)	(24,630)
(30)	09/19/2025	Russell 2000 Value Index Futures	(3,206,713)	(3,287,550)	(80,837)
(590)	09/19/2025	S&P 500 Index Futures	(179,964,268)	(184,485,625)	(4,521,357)
(12)	09/18/2025	S&P ASX Share Price 200 Index Futures	(1,688,665)	(1,685,588)	3,077
					(4,604,477)
					$1,110,891
Forward Currency Contracts
Contract Settlement Date	Counterparty	Contract Amount				Unrealized Appreciation/ (Depreciation)
		Receive		Deliver
08/18/2025	Morgan Stanley Capital Services, Inc.	USD	39,811,265	CAD	54,000,000	$73,910
Total Return Basket Swap Agreements
Reference Entity	Counterparty	Maturity Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Contracts for Difference (“CFD”)
Long Position Contracts
Anglo American PLC	Morgan Stanley Capital Services, Inc.	8/4/2026	$627,465	$2,627
Antofagasta PLC	Morgan Stanley Capital Services, Inc.	8/4/2026	188,660	(1,102)
Boss Energy Ord	Morgan Stanley Capital Services, Inc.	8/4/2026	747,829	133,167
Byd, Ltd. H	Morgan Stanley Capital Services, Inc.	10/6/2026	309,565	(201,536)
Calb Ord H	Morgan Stanley Capital Services, Inc.	10/6/2026	165,653	10,768
Jlmag Ord H	Morgan Stanley Capital Services, Inc.	10/6/2026	455,026	21,002
Kghm Polska Miedz Ord	Morgan Stanley Capital Services, Inc.	2/2/2027	413,013	21,077
Legrand Sa	Morgan Stanley Capital Services, Inc.	8/4/2026	639,665	27,590
Lotus Resources Ord	Morgan Stanley Capital Services, Inc.	8/4/2026	136,202	24
Nexans Sa	Morgan Stanley Capital Services, Inc.	8/4/2026	1,053,386	99,957

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2025
Reference Entity	Counterparty	Maturity Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Rept Battero Ord H	Morgan Stanley Capital Services, Inc.	10/6/2026	$101,706	$2,186
Schneider Electric	Morgan Stanley Capital Services, Inc.	8/4/2026	422,465	9,844
Yellow Cake Ord	Morgan Stanley Capital Services, Inc.	8/4/2026	1,693,231	161,520
				287,124
Short Position Contracts
Byd, Ltd. H	Morgan Stanley Capital Services, Inc.	10/6/2026	726,181	3,390
Centrus Energy Corp. Class A	Morgan Stanley Capital Services, Inc.	8/3/2026	333,872	(7,209)
Ecopro Bm, Ltd.	Morgan Stanley Capital Services, Inc.	5/4/2027	91,230	(13,079)
Lg Energy Solution, Ltd.	Morgan Stanley Capital Services, Inc.	5/4/2027	87,636	(5,437)
Mp Materials Cl A Ord	Morgan Stanley Capital Services, Inc.	8/3/2026	498,693	(3,318)
Nano Nuclear Energy Ord	Morgan Stanley Capital Services, Inc.	8/3/2026	202,603	4,045
Nuscale Power Corp. Class A	Morgan Stanley Capital Services, Inc.	8/3/2026	210,093	(6,894)
Posco Future M, Ltd.	Morgan Stanley Capital Services, Inc.	5/4/2027	95,276	(10,055)
Tesla, Inc.	Morgan Stanley Capital Services, Inc.	8/3/2026	1,697,543	10,451
Vestas Wind Systems	Morgan Stanley Capital Services, Inc.	4/2/2027	613,666	51,524
				23,418
				$310,542

	Number of Contracts	Value
Written Option Contracts — (0.0)%
Calls — (0.0)%
Chefs’ Warehouse, Inc., Notional Amount $(90,000), Strike Price $60 Expiring 07/18/2025 (United States)	(15)	$(6,900)
HealthEquity, Inc., Notional Amount $(391,000), Strike Price $115 Expiring 09/19/2025 (United States)	(34)	(13,940)
Total Calls (Premiums received $39,865)		$(20,840)
Puts — (0.0)%
iShares S&P/TSX 60 Index ETF, Notional Amount $(7,220,000), Strike Price $38 Expiring 07/18/2025 (Canada)	(1,900)	(5,581)
NCR Voyix Corp., Notional Amount $(151,000), Strike Price $10 Expiring 10/17/2025 (United States)	(151)	(6,795)
ZoomInfo Technologies, Inc., Notional Amount $(96,000), Strike Price $10 Expiring 12/19/2025 (United States)	(96)	(14,880)
Total Puts (Premiums received $60,479)		$(27,256)
Total Written Options (Premiums received $100,344)		$(48,096)
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CAD	Canadian Dollar
CME	Chicago Mercantile Exchange
EAFE	Europe, Australasia, and Far East
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
SPADR	Sponsored ADR
TSX	Toronto Stock Exchange
USD	US Dollar

(a)
Non income-producing security.

(b)
Security or a portion thereof is pledged as collateral for securities sold short.

(c)
Security is valued in good faith under TAS’s fair valuation procedures for TIP. The aggregate amount of securities fair valued amounts to $142,465,345, which represents 10.1% of the fund’s net assets.

(d)
Security in which significant unobservable inputs (Level 3) were used in determining fair value.

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2025
(e)
Restricted Securities. The following restricted securities were held by the fund as of June 30, 2025, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund’s net assets. All of the below securities are illiquid. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted:

	Investment Strategy	Date of Acquisition	Cost	Value
U.S. Common Stocks
Swiftmerge Acquisition Corp.		12/15/21	$5	$12,442
				12,442
Foreign Common Stocks
Somerset Energy Partners Corp.		04/08/22	31,072	33,464
				33,464
Warrants
Esports Technologies, Inc.		11/18/21	—	1
Royal Helium Ltd.		12/30/22	—	—
Royal Helium Ltd.		06/02/23	—	—
				1
Convertible Bonds
Royal Helium Ltd.		06/02/23	—	—
Royal Helium Ltd.		12/30/22 – 06/30/23	187,813	—
				—
Corporate Bonds
Trillion Energy International, Inc.		04/05/23	337,084	316,585
				316,585
Private Investment Funds
Bellus Ventures II LP	California Carbon Allowances	10/01/21 – 12/02/24	15,701,545	14,254,159
Eversept Global Healthcare Fund LP	Long-Short Global Healthcare	02/01/19	13,581,077	20,741,695
Farallon Capital Institutional Partners LP	Multi-Strategy	01/01/13	580,749	565,485
Helikon Long Short Equity Fund ICAV	Long-Short European	01/01/21	6,501,673	33,240,152
Honeycomb Partners LP	Long-Short Global	02/28/17 – 07/01/17	10,508,756	20,501,766
Northwest Feilong Fund, Ltd.	China Credit	05/01/20 – 03/04/24	8,753,803	11,216,804
Voloridge Fund LP	Directional	01/01/23	5,015,363	6,333,742
Voloridge Trading Aggressive Fund	Directional	12/01/23 – 09/01/24	25,000,000	31,803,262
				138,657,065
Preferred Stocks
Synaptive Medical, Inc., Class B		02/03/20 – 12/29/23	129,999	—
				—
Total (9.8% of Net Assets)				$139,019,557

(f)
Security or a portion thereof was held on loan. As of June 30, 2025, the aggregate market value of securities on loan was $18,475,454; the total market value of collateral held by the Fund was $19,401,682. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $9,970,492.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are generally determined to be liquid in accordance with TAS’s fair valuation procedures for TIP. At June 30, 2025 the aggregate value of these securities was $8,176,832, which represents 0.6% of net assets.

(h)
Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to investors outside the United States.

(i)
Portfolio holdings information of the Private Investment Funds is not available as of June 30, 2025. These positions are therefore grouped into their own industry classification. For any private investment funds structured as a limited partnership, no share value is included as these investments are not unitized.

(j)
Current yield as of June 30, 2025.

(k)
Represents a security purchased with cash collateral received for securities on loan.

Multi-Asset
TIFF Multi-Asset Fund
Statement of Assets and Liabilities (Unaudited)
June 30, 2025
Assets
Investments in securities, at value (cost: $1,128,993,059) including securities on loan of $18,475,454	$1,384,422,994
Repurchase agreements (cost: $113,629,151)	113,629,151
Total investments (cost: $1,242,622,210)	1,498,052,145
Cash	183,244
Cash denominated in foreign currencies (cost: $6,183,733)	6,261,682
Total Cash	6,444,926
Deposits with brokers for future contracts	26,006,423
Deposits with broker for swap contracts	6,263,000
Due from broker for futures variation margin	3,137,760
Unrealized appreciation on swap contracts	559,172
Deposits with broker for forward currency contracts	1,620,000
Unrealized appreciation on forward currency contracts	73,910
Deposits with broker for options contracts	29,838
Advance purchase of investments	47,159
Receivables:
Investment securities sold	33,779,097
Capital stock sold	6,357,757
Dividends and tax reclaims	1,093,567
Interest	519,254
Securities lending income	13,314
Prepaid expenses	26,073
Total Assets	1,584,023,395
Liabilities
Cash collateral received for securities on loan	8,867,336
Securities sold short, at value (proceeds: $134,462,957)	141,845,212
Due to broker for futures variation margin	4,282,616
Unrealized depreciation on swap contracts	248,630
Written options, at value (premium received $100,344)	48,096
Payables:
Investment securities purchased	13,207,853
Money manager fees	1,074,220
Fund administration and custody fees	487,392
Investment advisory and administrative fees	349,085
Capital stock redeemed	100,000
Dividends and interest on securities sold short	68,808
Chief Compliance Officer’s costs and Trustee’s fees	23,953
Accrued expenses and other liabilities	265,789
Total Liabilities	170,868,990
Net Assets	$1,413,154,405
Shares Outstanding (unlimited authorized shares, par value $0.001)	86,447,910
Net Asset Value Per Share	$16.35
Net Assets Consist of:
Capital stock	$1,196,714,019
Total distributable earnings (loss)	216,440,386
Net Assets	$1,413,154,405
See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund
Statement of Operations (Unaudited)
Six Months Ended June 30, 2025
Investment Income
Dividends (net of foreign withholding taxes of $402,239)	$6,281,982
Interest	2,773,446
Securities lending	80,330
Total Investment Income	9,135,758
Expenses
Money manager fees	3,211,681
Investment advisory fees	1,595,904
Fund administration and custody fees	747,522
Administrative fees	455,525
Professional fees	302,924
Chief Compliance Officer’s costs and Trustee’s fees	143,295
Miscellaneous fees and other	122,414
Total Operating Expenses	6,579,265
Dividends and interest on securities sold short	490,965
Broker fees on securities sold short	706,354
Total Expenses	7,776,584
Less: Investment Advisory fee waiver	(159,590)
Total Expenses after Fees Waived	7,616,994
Net Investment Income	1,518,764
Net Realized Gain (Loss) on:
Investments	53,186,909
Securities sold short	8,301,467
Swap contracts	(942,277)
Financial futures contracts	16,473,798
Forward currency contracts	(1,261,282)
Foreign currency-related transactions	386,082
Written options	(4,791,526)
Net Realized Gain from Investments, Derivatives, and Foreign Currencies	71,353,171
Net Change in Unrealized Appreciation (Depreciation) from:
Investments	63,121,413
Securities sold short	(9,649,971)
Swap contracts	412,443
Financial futures contracts	1,662,293
Forward currency contracts	(468,248)
Foreign currency-related transactions	116,439
Written options	125,015
Net Change in Unrealized Appreciation on Investments, Derivatives, and Foreign Currencies	55,319,384
Net Realized and Unrealized Gain on Investments, Derivatives, and Foreign Currencies	126,672,555
Net Increase in Net Assets Resulting from Operations	$128,191,319
See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets From Operations
Net investment income	$1,518,764	$6,460,151
Net realized gain from investments, derivatives, and foreign currencies	71,353,171	105,138,253
Net change in unrealized appreciation on investments, derivatives, and foreign currencies	55,319,384	62,852,131
Net Increase in Net Assets Resulting from Operations	128,191,319	174,450,535
Distributions
Distributions to shareholders	—	(103,175,824)
Decrease in Net Assets Resulting from Distributions	—	(103,175,824)
Capital Share Transactions
Proceeds from shares sold	37,717,706	64,994,935
Proceeds from distributions reinvested	—	100,398,936
Cost of shares redeemed	(43,280,043)	(181,343,894)
Net Decrease From Capital Share Transactions	(5,562,337)	(15,950,023)
Total Increase in Net Assets	122,628,982	55,324,688
Net Assets
Beginning of period	1,290,525,423	1,235,200,735
End of period	$1,413,154,405	$1,290,525,423
Capital Share Transactions (in shares)
Shares sold	2,469,253	4,289,019
Shares reinvested	—	6,762,801
Shares redeemed	(2,906,051)	(12,194,372)
Net Decrease	(436,798)	(1,142,552)
See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund
Statement of Cash Flows
Period Ended June 30, 2025
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets from operations	$128,191,319
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(1,163,727,542)
Investments sold	1,150,655,181
Purchases to cover securities sold short	(416,083,360)
Securities sold short	428,551,588
(Purchase)/Sale of short term investments, net	34,044,457
Amortization (accretion) of discount and premium, net	(730,070)
Net change in unrealized (appreciation) depreciation on forward currency contracts	468,248
Net change in unrealized (appreciation) depreciation on swap contracts	(412,443)
(Increase)/decrease in deposits with broker for forward currency contracts	(660,000)
(Increase)/decrease in deposits with broker for options contracts	720,000
(Increase)/decrease in deposit with broker for swap contracts	(3,295,000)
(Increase)/decrease in deposit with brokers for future contracts	(6,970,675)
(Increase)/decrease in advance purchase of investments	5,364
(Increase)/decrease in due from broker for futures variation margin	63,440
(Increase)/decrease in interest receivable	(14,465)
Increase/(decrease) in due to broker for futures variation margin	2,322,734
(Increase)/decrease in receivable for dividends and tax reclaims	(171,567)
(Increase)/decrease in prepaid expenses	69,469
(Increase)/decrease in securities lending income receivable	(654)
Increase/(decrease) in payable for money manager fees	161,218
Increase/(decrease) in payable for dividends and interest for securities sold short	(11,478)
Increase/(decrease) in payable for fund administration and custody fees	104,062
Increase/(decrease) in payable for Chief Compliance Officer’s costs and Trustee’s fees	(1,047)
Increase/(decrease) in other accrued expenses and other liabilities	100,950
Increase/(decrease) in payable for investment advisory and administrative fees	(1,283)
Increase/(decrease) in premiums received on written options, net	(1,303,716)
Net realized (gain) loss from investments	(53,186,909)
Net realized (gain) loss from securities sold short	(8,301,467)
Net realized (gain) loss from foreign currency-related transactions	(386,082)
Net change in unrealized (appreciation) depreciation on investments	(63,121,413)
Net change in unrealized (appreciation) depreciation on securities sold short	9,649,971
Net change in unrealized (appreciation) depreciation on foreign currency-related transactions	(116,439)
Net change in unrealized (appreciation) depreciation on written options	(125,015)
Net cash provided by (used in) operating activities	36,487,376
Cash flows provided by (used in) financing activities
Proceeds from shares sold	31,419,949
Payment for shares redeemed	(64,210,043)
Net cash provided by (used in) financing activities	(32,790,094)
Effect of exchange rate changes on cash	502,521
Net increase (decrease) in cash	4,199,803
Cash at beginning of period	2,245,123
Cash at end of period	$6,444,926
See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2025
1.   Organization
TIFF Investment Program (“TIP”) is a no-load, open-end management investment company that seeks to improve the net investment returns of its shareholders. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of June 30, 2025, TIP consisted of one mutual fund, TIFF Multi-Asset Fund (“MAF” or the “fund”) which is diversified, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).
Investment Objective
The fund’s investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.
2.   Summary of Significant Accounting Policies
The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.
The preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.
Valuation of Investments
Fair value is defined as the price that the fund could reasonably expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier fair value hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier fair value hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical assets and liabilities
Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)
The fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIFF Advisory Services, LLC (“TAS”) Valuation Committee.
Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. The fund employs an international fair value pricing model using other observable market-based inputs to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the TAS Valuation Committee believes that a particular event would materially affect net asset value, further adjustment is considered. Securities which use the international pricing model are typically categorized as Level 2 for the fair value hierarchy and securities that do not use the international pricing model are typically categorized as Level 1.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2025
Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt securities valuations are typically categorized as Level 2 for the fair value hierarchy.
Over-the-counter (“OTC”) stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange and are typically categorized as Level 2 in the valuation hierarchy.
Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Short-term debt securities, which include repurchase agreements and US Treasury Bills, are typically categorized as Level 2 in the fair value hierarchy.
Exchange-traded option contracts are valued at the last quoted sales price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open written option contracts). Future contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures contracts). OTC open options contracts are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the actively quoted markets. Exchange-traded contracts are typically categorized as Level 1 in the fair value hierarchy and OTC contracts are typically categorized as Level 2 in the fair value hierarchy.
Forward foreign currency contracts are valued at their respective fair market values and are typically categorized as Level 2 in the fair value hierarchy.
Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value and are typically categorized as Level 1 in the fair value hierarchy.
Periodically, MAF invests in both total return equity index and total return basket swaps. The total return equity index swaps are valued at the last traded price of the reference entity net of interest and are typically categorized as Level 2 in the fair value hierarchy. The total return basket swaps are valued at the net value of the reference entity provided by the broker and are typically categorized as Level 2 in the fair value hierarchy.
MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally securities for which market quotations are not readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The board has approved valuation procedures pursuant to which MAF values its interests in private investment funds at “fair value”. MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF’s interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable. Private investment fund valuations are categorized as Level 3 in the valuation hierarchy.
Investment Transactions and Investment Income
Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed) for financial reporting purposes. Interest income and expenses are recorded on an accrual basis. The fund accretes discounts or amortizes premiums using the yield-to-maturity method on a daily basis, except for mortgage-backed securities that record paydowns. The fund recognizes paydown gains and losses for such securities and reflects them in investment income. Inflation (deflation) adjustments on inflation-protected securities are included in interest income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the fund, using reasonable diligence, becomes aware of such dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. The fund uses the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2025
Income Taxes
There is no provision for federal income or excise tax since the fund has elected to be taxed as a regulated investment company (“RIC”) and intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs and to distribute substantially all of its taxable income. The fund may be subject to foreign taxes on income, gains on investments, or currency repatriation. The fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned and gains are recognized.
The fund evaluates tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as tax benefits or expenses in the current year. Management has analyzed the fund’s tax positions taken or to be taken on federal income tax returns for all open tax years (tax years ended December 31, 2021 − December 31, 2024), and has concluded that no provision for federal income tax is required in the fund’s financial statements.
Expenses
Expenses directly attributable to MAF are charged to the fund’s operations.
Dividends to Members
It is the fund’s policy to declare dividends from net investment income quarterly and distributions from capital gains at least annually.
Dividends from net short-term capital gains and net long-term capital gains of the fund, if any, are normally declared and paid in December, but the fund may make distributions on a more frequent basis in accordance with the distribution requirements of the Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.
Foreign Currency Translation
The books and records of the fund are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:
(i)
the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated into US dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date;

(ii)
purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net realized and unrealized foreign currency gain or loss is included in the Statement of Operations.
The fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign-currency denominated debt obligations pursuant to US federal income tax regulations; such an amount is categorized as foreign currency gain or loss for income tax reporting purposes.
Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.
Segment Reporting
The Fund adopted segment reporting improvements to reportable segment disclosures. The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Net Asset Value
The net asset value per share is calculated on a daily basis by dividing the assets of the fund, less its liabilities, by the number of outstanding shares of the fund.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2025
3.   Investment Valuation and Fair Value Measurements
The following is a summary of the inputs used as of June 30, 2025, in valuing the fund’s assets and liabilities carried at fair value:
TIFF Multi-Asset Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*+	$935,386,557	$116,611,306	$624,329	$1,052,622,192
Rights	—	84,806	—	84,806
Warrants	311,952	332,843	44,170	688,965
Corporate Bonds	—	—	316,585	316,585
Convertible Bonds	—	1,771,744	—	1,771,744
U.S. Treasury Bonds/Notes	—	39,973,395	—	39,973,395
Exchange-Traded Funds and Mutual Funds	111,959,655	—	—	111,959,655
Private Investment Funds	—	—	138,657,065	138,657,065
Preferred Stocks*+	—	2,312,223	—	2,312,223
Purchased Options	390,454	—	—	390,454
Short-Term Investments	—	140,407,725	—	140,407,725
Unaffiliated Investment Company	8,867,336	—	—	8,867,336
Total Investments in Securities	1,056,915,954	301,494,042	139,642,149	1,498,052,145
Financial Futures Contracts – Interest Rate Risk	2,275,882	—	—	2,275,882
Financial Futures Contracts – Equity Risk	2,431,953	—	—	2,431,953
Financial Futures Contracts – Foreign Currency Risk	1,050,510	—	—	1,050,510
Forward Currency Contracts – Foreign Currency Risk	—	73,910	—	73,910
Total Return Swap Contracts (CFD) – Equity Risk	—	559,172	—	559,172
Total Other Financial Instruments	5,758,345	633,082	—	6,391,427
Total Assets	$1,062,674,299	$302,127,124	$139,642,149	$1,504,443,572

Liabilities
Common Stocks Sold Short*	(141,835,950)	—	(9,262)	(141,845,212)
Financial Futures Contracts – Equity Risk	(4,635,270)	—	—	(4,635,270)
Financial Futures Contracts – Foreign Currency Risk	(12,184)	—	—	(12,184)
Total Return Swap Contracts (CFD) – Equity Risk	—	(248,630)	—	(248,630)
Written Options – Equity Risk	(48,096)	—	—	(48,096)
Total Other Financial Instruments	(4,695,550)	(248,630)	—	(4,944,180)
Total Liabilities	$(146,531,500)	$(248,630)	$(9,262)	$(146,789,392)

*
Securities categorized as Level 2 primarily include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.

+
There are securities in this category that have a market value of zero and are categorized as Level 3.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2025
The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of December 31, 2024	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of June 30, 2025	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 6/30/25 for the period ended 6/30/25
Common Stocks*	$559,875	$(342,938)	$(944,420)	$1,351,812	$—	$—	$—	$624,329	$(944,420)
Warrants	—	—	44,012	158	—	—	—	44,170	44,012
Private Investment Funds	164,571,727	18,520,933	(7,516,576)	—	(36,919,019)	—	—	138,657,065	(2,751,369)
Preferred Stocks	57,942	—	(57,942)	—	—	—	—	—	—
Corporate Bonds	315,698	—	887	—	—	—	—	316,585	887
Convertible Bonds	448,445	(5,164)	(8,880)	—	(434,401)	—	—	—	—
Common Stocks Sold Short	—	(551,742)	1,894,292	—	(1,351,812)	—	—	(9,262)	1,894,292
Total	$165,953,687	$17,621,089	$(6,588,627)	$1,351,970	$(38,705,232)	$—	$—	$139,632,887	$(1,756,598)

*
There are securities categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using TAS’s fair valuation procedures for TIP. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TAS Valuation Committee.
The TAS Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TAS Valuation Committee meetings.
The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:
Common Stocks, Warrants, Preferred Stocks, Convertible Bonds and Corporate Bonds.   Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under TAS’s fair valuation procedures for TIP. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TAS Valuation Committee reviews the valuations in light of current information available about the issuer, security, or market trends to adjust the pricing models, if deemed necessary.
Private Investment Funds.   Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. In most cases, values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TAS Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TAS Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices, or exchange-traded funds used in the pricing models as necessary.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2025
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets were as follows:
As of June 30, 2024	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average*
Common Stocks	$581,603	Last market price	Discount(%)	20% – 100%	84.72%
	33,464	Recent transaction price	Recent transaction price	$0.26	$0.26
Warrants	44,170	Black-Scholes pricing model	Volatility	55%	55%
Private Investment Funds	138,657,065	Adjusted net asset value	Manager estimated returns	(2.09)% – 5.90%	0.32%
	—		Market returns**	0.00% – 0.49%	0.18%
Corporate bonds	316,585	Recent transaction price	Recent transaction price	$69.76	$69.76

*
Weighted by market value of investments as a percentage of the total market value of Level 3 investments within each valuation methodology.

**
Weighted by estimated exposure to chosen indices, exchange-traded funds, other marketable securities or other proxy.

The following are descriptions of the measurement uncertainty of the Level 3 recurring fair value measurements to changes in the significant unobservable inputs presented in the table above:
Common Stocks, Preferred Stocks, Convertible Bonds and Corporate Bonds.   The chart above reflects the methodology and significant unobservable inputs of securities held at period ended June 30, 2025. The discounts or estimates for lack of marketability and estimate of future claims or comparable share ratio used to determine fair value may include other factors such as liquidity, volatility, or credit risk. An increase (decrease) in the discount or decrease (increase) estimate of future claims or dividends would result in a lower (higher) fair value measurement.
Private Investment Funds.   The range of manager estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period ended June 30, 2025. A significant increase (decrease) in the estimates received from the manager of the private investment funds would result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher (lower) fair value measurement.
The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or “gating” provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.
	Fair Value	Redemption Frequency	Redemption Notice Period
California Carbon Allowances (a)	$14,254,159	quarterly	90 days
Multi-Strategy (b)	565,485	illiquid	N/A
Long-Short Global Healthcare (c)	20,741,695	quarterly	45 days
Long-Short European (d)	33,240,152	monthly	60 days
Long-Short Global (e)	20,501,766	quarterly	60 days
China Credit (f)	11,216,804	monthly	45 days
Directional (g)	38,137,004	monthly	30 days
Total	$138,657,065

(a)
This strategy is primarily comprised of investments in California Carbon Allowances.

(b)
This strategy is primarily comprised of capital allocated to various strategies based on risk and return profiles. This strategy includes $565,485 of redemption residuals.

(c)
This strategy is primarily comprised of long and short positions in global healthcare securities.

(d)
This strategy is primarily comprised of long and short positions in small and mid-cap European equities.

(e)
This strategy is primarily comprised of long and short positions in global common stocks.

(f)
This strategy is primarily comprised of Chinese convertible bonds.

(g)
This strategy is primarily comprised of global futures, US equities, ETFS, and ADRs selected using quantitative analysis to predict likely short-term price changes.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2025
4.   Derivative and Other Financial Instruments
During the period ended June 30, 2025, the fund invested in derivatives, such as but not limited to futures, currency forwards, purchased and written options, total return basket swaps and total return equity swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for “hedging” when TAS or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS’s or the money manager’s general understanding of how derivative instruments act in relation to referenced securities or markets as well as on market conditions, all of which are out of the control of TAS or the money manager.
Financial Futures Contracts
The fund may use futures contracts, generally in one of three ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices, globally; (2) to gain exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund’s fixed income holdings to targeted levels.
Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (“initial margin”). An outstanding futures contract is valued daily, and the payment in cash of “variation margin” will be required, a process known as “marking to the market”. Each day, the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.
US futures contracts have been designed by exchanges that have been designated as “contract markets” by the Commodity Futures Trading Commission and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts may trade on a number of exchange markets, and through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Periodically, securities can be designated as collateral for market value on futures contracts are noted in the Schedule of Investments.
Swap Contracts
The fund may use swaps and generally uses them in the following ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices; (2) to gain exposure, both long and short, to the total returns of individual equities and bonds; and (3) to gain long-term exposures to the total returns of selected investment strategies. While swaps falling into the first and third categories are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers’ evolving views of the expected risk/reward of the trade.
At the end of the period, the fund maintained one total return basket swap contract to obtain exposure to a portfolio of long and/or short securities.
Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a Futures Commission Merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2025
amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-US currency, or a “basket” of securities representing a particular index or portfolio of securities and other instruments. Swaps can also be based on credit and other events.
A fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty with respect to a particular swap agreement are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. The fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the fund). If the swap agreement does not provide for that type of netting, the full amount of the fund’s obligations will be accrued on a daily basis.
Cleared swaps are subject to mandatory central clearing. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps.
Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. In some instances, the independent amount can be a significant percentage of the notional amount. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. Other risks may apply if an independent amount has been posted.
The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.
Options
The fund generally uses options to hedge a portion (but not all) of the downside risk in its long or short equity positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a security. When writing a put option, the risk to the fund is equal to the notional value of the position.
Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an “underlying instrument”) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.
As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.
As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent

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TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2025
that the current market value of the underlying instrument is less than the exercise price of the put option net of the premium received by the fund for the sale of the put option. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.
The fund may write “covered” call options, meaning that the fund owns the underlying instrument that is subject to the call, or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option covered by the underlying instrument that is subject to the call, the underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.
When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counter-parties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.
Forward Currency Contracts
At times, the fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements.
A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.
Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments, when applicable. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.
Short Selling
At times, the fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited at the fund’s custodian for the benefit of the broker is recorded as Deposits with broker for securities sold short on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the Schedule of Investments. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

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TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2025
In “short selling,” the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.
Derivative Disclosure
The fund is a party to agreements which include netting provisions or other similar arrangements. While the terms and conditions of these agreements may vary, all transactions under each such agreements constitute a single contractual relationship, and each party’s obligation to make any payments, deliveries, or other transfers in respect of any transaction under such agreement may be applied against the other party’s obligations under such agreement and netted. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from the defaulting party to the other. The fund is required to disclose positions held at period-end that were entered into pursuant to agreements that allow the fund to net the counterparty’s obligations against those of the fund in the event of a default by the counterparty.
At June 30, 2025, the fund’s derivative assets and liabilities (by contract type) are as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Purchased Options	$390,454	$—
Swap Contracts	559,172	(248,630)
Forward Contracts	73,910	—
Futures Contracts	5,758,345	(4,647,454)
Written Options	—	(48,096)
Total derivative assets and liablities	6,781,881	(4,944,180)
Derivatives not subject to a netting provision or similar arrangement	6,148,799	(4,695,550)
Total assets and liabilities subject to a netting provision or similar arrangement	$633,082	$(248,630)
The following table presents the fund’s derivative assets net of amounts available for offset under a netting provision or similar arrangement and net of the related collateral (excluding any independent amounts) received by the fund as of June 30, 2025:
Counterparty	Derivative Assets Subject to a Netting Provision or Similar Arrangement	Derivatives Available for Offset	Collateral Received	Net Amount
Forward Currency Contracts
Morgan Stanley Capital Services, Inc	$73,910	$—	$—	$73,910
Swap
Morgan Stanley Capital Services, Inc	559,172	(248,630)	—	310,542
Total	$633,082	$(248,630)	$—	$384,452
The following table presents the fund’s derivative liabilities net of amounts available for offset under a netting provision or similar arrangement and net of the related collateral (excluding any independent amounts) pledged by the fund as of June 30, 2025:
Counterparty	Derivative Liabilities Subject to a Netting Provision or Similar Arrangement	Derivatives Available for Offset	Collateral Received	Net Amount
Swap
Morgan Stanley Capital Services, Inc	$(248,360)	$248,630	$—	$—
Total	$(248,360)	$248,630	$—	$—
The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund’s derivative instruments grouped by contract type and primary risk exposure category as of June 30, 2025. These derivatives are not accounted for as hedging instruments.

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TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2025
The following table lists the fair values of the fund’s derivative holdings as of June 30, 2025, grouped by contract type and risk exposure category:
Derivative Type	Statement of Assets and Liability and Location	Foreign Currency Risk	Quarterly Average %*	Equity Risk	Quarterly Average %*	Interest Rate Risk	Quarterly Average %*	Total
Asset Derivatives
Purchased Options	Investments in securities, at value	$—	—%	$34,782,700	5.47%	$—	—%	$34,782,700
Total Return Basket Swap Contracts	Unrealized appreciation on swap contracts	—	—%	—	—%	—	—%	—
Total Return Swap Agreements (CFD)	Unrealized appreciation on swap contracts	—	—%	559,172	0.03%	—	—%	559,172
Forward Currency Contracts	Unrealized appreciation on forward currency contracts	73,910	0.02%	—	—%	—	—%	73,910
Financial Futures Contracts	Due from broker for futures variation margin**	1,050,510	0.03%	2,431,953	0.22%	2,275,882	0.09%	5,758,345
Total Value – Assets		$1,124,420		$37,773,825		$2,275,882		$41,174,127
Liability Derivatives
Written Options	Written option, at value	$—	—%	$(7,948,000)	-4.69%	$—	—%	$(7,948,000)
Total Return Basket Swap Contracts	Unrealized depreciation on swap contracts	—	—%	—	—%	—	—%	—
Total Return Swap Agreements (CFD)	Unrealized depreciation on swap contracts	—	—%	(248,630)	0.02%	—	—%	(248,630)
Forward Currency Contracts	Unrealized depreciation on forward currency contracts	—	—%	—	—%	—	—%	—
Financial Futures Contracts	Due to broker for futures variation margin**	(12,184)	0.06%	(4,635,270)	0.31%	—	-0.03%	(4,647,454)
Total Value – Liabilities		$(12,184)		$(12,831,900)		$—		$(12,844,084)

*
The Quarterly Average % is a representation of the volume of derivative activity. Quarterly Average % was calculated as follows: At each quarter end from and including December 31, 2024 to and including June 30, 2025, the absolute value of the applicable fair value amount was divided by net assets to derive a percentage of net assets for each quarter end. The Quarterly Average % amount represents the average of these three percentages.

**
Includes appreciation (depreciation) on the date the contracts are opened through June 30, 2025. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table lists the realized amounts of gains or losses included in net increase in net assets resulting from operations for the period ended June 30, 2025, grouped by contract type and risk exposure category.
Derivative Type	Statement of Operations Location	Interest Rate Risk	Foreign Currency Risk	Equity Risk	Total
Realized Gain (Loss)
Purchased Options	Net realized gain (loss) on Investments	$—	$—	$5,223,256	$5,223,256
Written Options	Net realized gain (loss) on Options written	—	—	(4,791,526)	(4,791,526)
Swap Contracts	Net realized gain (loss) on Swaps contracts	—	—	(942,277)	(942,277)
Forward Currency Contracts	Net realized gain (loss) on Forward currency contracts	—	(1,261,282)	—	(1,261,282)
Financial Futures Contracts	Net realized gain (loss) on Financial futures contracts	(597,389)	5,109,652	11,961,535	16,473,798
Total Realized Gain (Loss)		$(597,389)	$3,848,370	$11,450,988	$14,701,969

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TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2025
The following table lists the change in unrealized appreciation (depreciation) included in net increase in net assets resulting from operations for the period ended June 30, 2025, grouped by contract type and risk exposure category.
Derivative Type	Statement of Operations Location	Interest Rate Risk	Foreign Currency Risk	Equity Risk	Total
Change in Appreciation (Depreciation)
Purchased Options	Net Change in Unrealized Appreciation (Depreciation) on Investments	$—	$—	$(126,747)	$(126,747)
Written Options	Net Change in Unrealized Appreciation (Depreciation) on Option written	—	—	125,015	125,015
Swap Contracts	Net Change in Unrealized Appreciation (Depreciation) on Swap contracts	—	—	412,443	412,443
Forward Currency Contracts	Net Change in Unrealized Appreciation (Depreciation) on Forward currency contracts	—	(468,248)	—	(468,248)
Financial Futures Contracts	Net Change in Unrealized Appreciation (Depreciation) on Financial futures contracts	3,440,416	2,658,409	(4,436,532)	1,662,293
Total Change in Appreciation (Depreciation)		$3,440,416	$2,190,161	$(4,025,821)	$1,604,756
5.   Investment Advisory Agreement, Money Manager Agreements, and Other Transactions with Affiliates
TIP’s board has approved an investment advisory agreement for the fund with TAS. The fund pays TAS a monthly fee calculated by applying the annual rates set forth below to the fund’s average daily net assets for the month:
Assets
On the first $1 billion	0.25%
On the next $1 billion	0.23%
On the next $1 billion	0.20%
On the remainder (> $3 billion)	0.18%
Fees paid for such services paid to TAS by the fund are reflected as investment advisory fees on the Statement of Operations. As of June 30, 2025, $268,069 remained payable and are included in investment advisory and administrative fees on the Statement of Assets and Liabilities. As part of TAS’ ongoing commitment to the non-profit sector, TAS will voluntarily waive 10% of its management fees for the period November 1, 2023 through December 31, 2025. The total management fees waived for the period ended June 30, 2025 were $159,590.
TAS provides certain administrative services to the fund under a services agreement. For these services, the fund pays a monthly fee calculated by applying an annual rate of 0.02% to the fund’s average daily net assets for the month. Fees for such services paid to TAS by the fund are reflected as administrative fees on the Statement of Operations. As of June 30, 2025, $81,016 remained payable and are included in investment advisory and administrative fees on the Statement of Assets and Liabilities.
TIP has designated an employee of TAS as its Chief Compliance Officer. For these services provided to TIP, which include the monitoring of TIP’s compliance program pursuant to Rule 38a-1 under the 1940 Act, TIP reimburses TAS. MAF pays a pro rata portion of such costs based on its share of TIP’s net assets. The costs for such services paid to TAS by the fund were $84,724 for the period ended June 30, 2025 and are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Operations. As of June 30, 2025, $(4,363) remained payable and are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Assets and Liabilities.
TIP’s board, all of whom are considered “disinterested trustees” as defined in the 1940 Act, received compensation for their service as board members. The board members received compensation of $58,571 from MAF for the period ended June 30, 2025 for service as independent Trustees. Fees paid for such services are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Operations. As of June 30, 2025, $28,316 remained payable and are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Assets and Liabilities.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2025
TIP’s board has approved money manager agreements with each of the money managers. Certain money managers will receive fees based in whole or in part on performance of the money manager’s portfolio. Other money managers will receive management fees equal to a specified percentage per annum of the assets under management by such money manager with a single rate or on a descending scale. Money managers who provided services to the fund and their fee terms during the period ended June 30, 2025 were as follows:
Assets-Based Schedules [a] All paid Monthly
Money Manager/Strategy	Minimum	Maximum	Breakpoints
Amundi Pioneer Institutional Asset Management, Inc. Beta	0.02%	0.03%	YES
Fundsmith, LLP	0.90%	—	NO
Blended Asset-Based and Performance-Based Fee Schedules [b]
Asset-Based Portion – All Paid Monthly				Performance-Based Portion – All Paid Annually (unless otherwise noted)
Money Manager/ Strategy	Minimum (a)	Maximum (a)	Breakpoints	Benchmark/Hurdle (b)	High Water Mark (or equivalent) (b)	Performance Fee	Performance Fee Cap (b)	Performance Measurement Period
AQR Capital Management – US	0.20%	—	—	Russell 1000 Total Return Index (net)	YES	14% (c)	—	Calendar Year
Centerbook Partners, LP	Blended rate between 1.15% and 0.25% (d)	1.15%	YES	MSCI All Country World Index	YES	10% – 20% (c) (e)	—	Calendar Year, 50% deferred
Greenhouse Funds LLLP	0.50%	—	—	Russell 2000 Total Return Index	YES	20% (c)	—	12-month period ending June 30
Keel Capital AB	1.30%	—	—		YES	20% (c)	—	Calendar Year
Kopernik Global Investors, LLC	0.10%	—	—	MSCI All Country World Index (net)	YES	20% (c)	—	Calendar Year, 50% deferred
Lynwood Price Capital Management LP	0.25%	0.75%	YES	S&P 500 Total Return Index	YES	20% (c)	—	Calendar Year
NewGen Asset Management Limited	1.50%	—	—		YES	10% (c)	—	Calendar Year
Strategy Capital, LLC	Blended rate between 0.48% and 0.10% (f)	0.75%	YES	S&P 500 Index (net)	YES	10% – 20% (c) (g)	—	Calendar Year
Westbeck Capital Management, LLP	1.25% (h)	1.50%	YES		YES	12.5% – 15% (c)	—	Calendar Year

(a)
Fee schedules are based on assets under management, irrespective of performance. The fee rate is applied to average net assets.

(b)
The performance-based portion of the fee schedule is generally based on a specified percentage of the amount by which the return generated by the money manager’s portfolio exceeds the return of the portfolio’s benchmark or a specified percentage of the net appreciation of the manager’s portfolio over a hurdle, in certain cases subject to a high water mark, a performance fee cap, or the recovery of prior years’ losses, if any. Total returns are generally computed over rolling time periods of varying lengths and are in most cases determined gross of fund expenses and fees, except custodian transaction charges and, in certain cases, the asset-based fee and/or performance-based fee applicable to the money manager’s account.

(c)
Performance-based fees earned on excess return (portfolio over benchmark or high water mark) expressed as a percentage of ending net assets for the performance period.

(d)
Asset based fee minimum rate is a blended rate between 1.15% and 0.25% based on manager assets as well as management contract year.

(e)
Performance-based fee earned on excess return and less the asset-based fee incurred during the performance period. Fees are charged based on the greater of the management fee or the performance-based fee, but not both.

(f)
Asset based fee minimum rate is a blended rate between 0.48% and 0.10% based on manager assets.

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TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2025
(g)
Performance fee rate based on average assets managed by Strategy Capital, LLC, excluding TAS advised assets and assets of Strategy Capital, LLC and its affiliates.

(h)
Asset based fee minimum and maximum rate between 1.25% and 1.50% based on the total TIFF Assets invested being greater or less than $50 million.

Fees for such services paid to the individual money managers are reflected as money manager fees on the Statement of Operations. As of June 30, 2025, $1,074,220 remained payable and reflected as Money Manager fees on the Statement of Assets and Liabilities.
With respect to MAF’s investments in other registered investment companies, private investment funds, exchange-traded funds, and other acquired funds, MAF bears its ratable share of each such entity’s expenses, including its share of the management and performance fees, if any, charged by such entity through that entity’s NAV. MAF’s share of management and performance fees charged by such entities is in addition to fees paid by MAF to TAS and the money managers.
6.   Fund Administration and Custody Agreement
Pursuant to a series of agreements, State Street Bank and Trust Company (“State Street”) earns a fee for providing core fund administration, fund accounting, domestic custody, and transfer agent services. Fees paid for non-core services rendered by State Street include, but are not limited to, foreign custody and transactional fees, which are based upon assets of the fund and/or on transactions entered into by the fund during the period, and out-of-pocket expenses. Fees for such services paid to State Street by the fund are reflected as fund administration and custody fees on the Statement of Operations. As of June 30, 2025, $487,392 remained payable and reflected as fund administration and custody fees on the Statement of Assets and Liabilities.
7.   Investment Transactions
Cost of investment securities purchased and proceeds from sales of investment securities, other than short-term investments, during the period ended June 30, 2025 were as follows:
	Purchases	Sales
Non-US Government Securities	$1,548,499,667	$1,565,363,068
8.   Federal Tax Information
For federal income tax purposes, the cost of investments owned at June 30, 2025, has been estimated since the final tax characteristic cannot be determined until fiscal year end.
Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Tax Cost of Investments
$315,850,152	$(219,350,896)	$96,499,256	$1,321,620,849
The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses, mark to market on derivatives, mark to market on passive foreign investment companies, partnerships, and tax adjustments related to holding offsetting positions such as constructive sales.
Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
9.   Repurchase and Reverse Repurchase Agreements
The fund will engage in repurchase and reverse repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.
In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2025
characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest.
In a reverse repurchase agreement, the fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian’s books cash and/or liquid securities in an amount equal to the amount of the fund’s obligation (cost) to repurchase the securities, including accrued interest.
The following table presents the fund’s repurchase agreements net of amounts available for offset and net of the related collateral received as of June 30, 2025:
Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral Received*	Net Amount
Fixed Income Clearing Corp.	$113,629,151	$—	$(113,629,151)	$—
Total	$113,629,151	$—	$(113,629,151)	$—

*
Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.

Please see Note 4, Derivatives and Other Financial Instruments, for further discussion of netting provisions and similar arrangements.
10.   Securities Lending
In order to earn additional income, the fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the fund engages in securities lending, the Portfolio will lend through its custodian, currently State Street Bank and Trust Company (“State Street”), acting as securities lending agent on behalf of the fund. Under the current arrangement, State Street will manage the Portfolio’s collateral in accordance with the securities lending agency agreement between the fund and State Street and indemnify the fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities) at least equal at all times to the market value of the securities loaned. The fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The fund bears the risk of any loss on investment of cash collateral. The fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations. As of June 30, 2025, the fund had securities on loan with an aggregate market value of $18,475,454; the total market value of collateral held by the fund was $19,401,682. The market value of the collateral held included non-cash collateral, in the form of U.S. Treasury securities, with a value of $9,970,492 and cash collateral, which was invested into the State Street Navigator Securities Lending Government Money Market Portfolio, with a value of $8,867,336.
11.   Capital Share Transactions
While there are no sales commissions (loads) or 12b-1 fees, MAF previously assessed entry and exit fees on capital invested or redeemed. Effective December 1, 2021, the entry and exit fees for MAF were eliminated entirely.
12.   Concentration of Risks
MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2025
The fund engages multiple external money managers, each of which manages a portion of the fund’s assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.
The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.
The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.
The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.
The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the US, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.
The fund invests in small capitalization stocks. These investments may entail different risks than larger capitalizations stocks, including potentially lesser degrees of liquidity.
The fund may engage in short sales in which it sells a security it does not own. To complete such a transaction, the fund must borrow or otherwise obtain the security to make delivery to the buyer. The fund then is obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. The fund’s investment performance will suffer if a security that it has sold short appreciates in value.
13.   Indemnifications
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.
14.   Subsequent Events
Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2025
Approval of Money Manager Agreements (Unaudited)
Annual Approval of Advisory Agreements
During an in-person meeting held on June 18, 2025 (the “June Meeting”), the Board of Trustees (the “Board,” with the members of the Board referred to as the “Trustees”) of TIFF Investment Program (“TIP”), all of whom are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of TIP conducted its annual review (the “Annual Review”) of the investment advisory agreement between TIFF Multi-Asset Fund (“Multi-Asset Fund” or “MAF”) and TIFF Advisory Services, LLC (“TAS”) (the “Investment Advisory Agreement”), the investment advisor to Multi-Asset Fund, as well as the money manager agreements between Multi-Asset Fund and its money managers (as sub-advisors) (“Money Manager Agreements”). The Investment Advisory Agreement and the Money Manager Agreements are collectively referred to herein as “Advisory Agreements,” and Multi-Asset Fund may be referred to individually as the “Fund.” The factors and information that the Trustees considered to be relevant in the exercise of their reasonable business judgment, and the findings relating thereto, are summarized below:
With respect to its consideration of these matters, the Board took into account its duties under the 1940 Act, as well as under the general principles of state law, in reviewing and approving advisory contracts. In advance of the June Meeting, the Board requested, received and considered information and materials from TAS and the money managers encompassing a wide variety of topics in connection with the proposals, including, among other things: information regarding personnel, organizational structure and services; information regarding investment processes and strategies; comparative information regarding Multi-Asset Fund’s investment performance, fees and expenses; information regarding the potential for TAS to experience economies of scale in the provision of services to the Fund and the extent to which any potential scale benefits, if any, may be shared with shareholders; information regarding the overall financial condition of TAS and each money manager and each firm’s ability to carry out its respective obligations to Multi-Asset Fund; with respect to TAS, profitability data and information about the methodology employed in determining profitability; and TAS’s processes for vetting, selecting, monitoring and overseeing the money managers. Information about brokerage practices was also provided, including allocation methodologies, best execution, commission rates and soft dollar arrangements. Also provided to the Board was information about compliance, administration and risk management — such as information regarding risk monitoring; business continuity and disaster recovery planning and cybersecurity resources; vendor oversight; compliance program information, training, resources and related reporting; and, to the extent applicable, confirmations or disclosures regarding regulatory examinations, government inquiries, litigation or other proceedings affecting TAS or the money managers.
In addition, the Board considered the following: (1) a memorandum from the Board’s independent legal counsel setting forth the Board’s fiduciary duties and responsibilities under the 1940 Act and applicable state law and the factors the Board should consider in its evaluation of the Advisory Agreements and the Distribution Agreement; (2) responses submitted by TAS and each money manager to questionnaires prepared by the Board’s independent legal counsel, on behalf of the independent Trustees, requesting information necessary for the Trustees’ evaluation of the Advisory Agreements; (3) a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing the performance of Multi-Asset Fund to the performance of its applicable peer groups, and comparing Multi-Asset Fund’s advisory fees and total expenses to those of its peer groups; (4) additional information from TAS regarding the fees charged by TAS to Multi-Asset Fund and to certain other private funds managed by TAS; (5) a report detailing Multi-Asset Fund assets under management, effective fee rates and fees paid to each money manager in 2024, and similar information for TAS; (6) a report of the ten brokers receiving the highest aggregate brokerage commissions by manager for the year ended December 31, 2024; (7) certain financial information about TAS; and (8) the direct and indirect benefits that accrue to TAS and its affiliates, and to the money managers, from their relationships with Multi-Asset Fund, which include fees paid to TAS by Multi-Asset Fund for TAS to perform certain administrative and other services for Multi-Asset Fund.
At the June Meeting, the Board met with representatives of TAS to discuss the materials provided in advance of the June Meeting. The Board, which is composed entirely of independent Trustees, also met independently of management, in executive sessions with their independent legal counsel, to review and discuss the materials provided.
In approving the continuation of the Advisory Agreement and each Money Manager Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of each Agreement. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board’s decisions. The Board concluded that Multi-Asset Fund’s performance was acceptable and that its advisory fees and total expenses were reasonable in light of the nature, extent and quality of services provided.

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2025
Nature, Extent, and Quality of Services
The Board considered a number of factors in evaluating TAS and the money managers in connection with the Annual Contract Review. The Board noted that it receives information at regular meetings throughout the year related to the services rendered by TAS and the money managers, as well as Multi-Asset Fund’s performance, expenses, and compliance information. It also noted that it receives information between regular meetings as the need arises. The Board’s evaluation of the services provided by TAS and the money managers took into account the Trustees’ knowledge and familiarity gained as Board members, including the scope and quality of TAS’s investment management capabilities in selecting money managers, allocating Multi-Asset Fund’s assets across money managers and asset classes, managing certain direct investments and asset types in-house (e.g., Treasuries, futures contracts, swaps, and other instruments), and its compliance responsibilities. Relatedly, the Board took into account the comprehensive due diligence and scoring process undertaken by TAS in connection with vetting prospective money managers, including the evaluation of each money manager’s compliance program resources and compliance policies and procedures performed by TIP’s CCO, as well as the ongoing oversight exercised by TAS over each money manager once onboarded. Consideration was also given to TAS’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by TAS in support of Multi-Asset Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act and in monitoring compliance with investment guidelines and policies. The Board also considered TAS’s efforts generally to ensure that third-party programs and vendors used to service Multi-Asset Fund, including for purposes of regulatory compliance support, are monitored effectively.
As part of its assessment of the nature, extent and quality of services, the Board considered each money manager’s skills and experience in managing the underlying portfolios given the amount of assets and particular universe of asset types available to the manager, its trading acumen, its performance tendencies in various market cycles, and its process for risk monitoring and management. In addition, the Board considered each firm’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Moreover, the Board considered reports from TAS regarding the operations of certain money managers, the performance and investment strategies of certain money managers in light of current market conditions, as well as the role that each money manager plays in Multi-Asset Fund’s portfolio.
The Board concluded that, overall, it was satisfied with the nature, extent, and quality of the services provided under the Advisory Agreements by TAS and each of the money managers.
Profitability
The Board considered the profitability of TAS as the investment adviser and its overall financial condition and ability to carry out its obligations to Multi-Asset Fund. The Board did not specifically consider the profitability of each money manager resulting from its relationship with Multi-Asset Fund because none of the money managers are affiliated with TAS or Multi-Asset Fund except by virtue of serving as a money manager, and the fees paid to each money manager by TIP were negotiated on an arm’s-length basis in a competitive marketplace.
TIFF Multi-Asset Fund Performance, Fees, and Expenses
Multi-Asset Fund operates on a “multi-manager” basis, meaning that its assets are divided into multiple segments and those segments are managed by different investment management firms as money managers to Multi-Asset Fund. In addition, TAS manages a portion of Multi-Asset Fund’s assets directly and is also responsible for determining such portion of Multi-Asset Fund’s portfolio to be managed directly by TAS. Under this structure, TAS is responsible for managing and evaluating the performance of each money manager for its sleeve of the Fund, recommending to the Board the hiring, termination and replacement of each money manager and determining the appropriate manner in which to allocate assets among money managers, including TAS. There is no pre-specified target allocation of assets to any particular money manager. Each money manager manages one or more segments of Multi-Asset Fund pursuant to a money manager agreement between the money manager and TIP, on behalf of Multi-Asset Fund. Multi-Asset Fund also invests a portion of its assets in other investment funds (which are sometimes referred to as “underlying funds” or “acquired funds”), such as exchange-traded funds, open-end mutual funds, and private investment funds, such as hedge funds. As an investor in an acquired fund, Multi-Asset Fund bears its ratable share of expenses, including advisory and administration fees and other fees, of the acquired fund. Such fees and expenses are referred to as “underlying fund expenses” and represent the approximate fees and expenses indirectly incurred by Multi-Asset Fund as a result of its investments in acquired funds.

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2025
Money Managers Under Consideration and Performance Benchmarks Reviewed:
AQR Capital Management, LLC
Russell 1000 Index
CenterBook Partners LP
MSCI ACWI 100% Hedged to USD Index
Fundsmith Investment Services Limited
MSCI World Index
Greenhouse Funds LLLP
Russell 2000 Index
Kopernik Global Investors, LLC
MSCI All Country World Index
Lynwood Price Capital Partners, LP
S&P 500 Index
NewGen Asset Management Limited
HFRI Equity Market Neutral Index
Strategy Capital, LLC
S&P 500 Index
Westbeck Capital Management LLP
Wilderhill Clean Energy Index
The Board reviewed various comparative data provided to it in connection with its consideration of the renewal of the Advisory Agreements, including, among other information, a comparison of Multi-Asset Fund’s total return with four self-selected benchmarks and with that of other mutual funds deemed to be in its peer group and peer universe by Broadridge.
In particular, the Board reviewed Multi-Asset Fund’s performance against its benchmarks (the four self-selected benchmarks were MAF’s Strategic Asset Allocation (the “MAF SAA”), based on the normal allocation to each asset class, the 65/35 Mix (comprised of 65% MSCI All Country World Index and 35% Bloomberg US Aggregate Bond Index), the Consumer Price Index (“CPI”) + 5% per annum, and MSCI ACWI Index), and a Broadridge peer universe. The Broadridge peer universe consisted of Multi-Asset Fund and all retail and institutional flexible portfolio funds, regardless of asset size or primary channel of distribution, as classified by Broadridge (the “Broadridge MAF peer universe”). The Board considered TAS’s implementation of Multi-Asset Fund’s investment strategy across multiple asset classes and money managers. With respect to Multi-Asset Fund’s performance against its benchmarks and the Broadridge MAF peer universe, the Board made the following observations:
•
65/35 Mix: The Fund’s annualized total returns exceeded the benchmark for each period reviewed, including the one-year, five-year, ten-year and since-inception periods ended March 31, 2025;

•
CPI +5%: Although the Fund’s annualized total returns underperformed the benchmark for each of the one- and ten-year periods ended March 31, 2025, the Fund outperformed and equaled the benchmark for the five-year and since-inception periods, respectively, ended March 31, 2025;

•
MAF SAA: The Fund’s annualized total returns exceeded the benchmark for the one-year period ended March 31, 2025, and underperformed the benchmark for each other period reviewed.

•
MSCI ACWI Index: Although the Fund’s annualized total returns underperformed the benchmark for each of the five- and ten-year periods ended March 31, 2025, the Fund’s annualized total returns exceeded the benchmark for both the one-year and since-inception periods ended March 31, 2025.

•
Broadridge MAF peer universe: The Fund’s returns exceeded the average of the Broadridge MAF peer universe for each of the one-, three-, five-, and ten-year periods ended March 31, 2025.

The Board’s assessment of investment performance was also informed by its understanding of TAS’s processes for overseeing and analyzing each money manager’s performance, including regular reporting received by the IOC from TAS regarding risk attribution and asset class allocation, as well as information regarding the tenure and experience of each money manager.

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2025
The Board also reviewed the fees and expenses of Multi-Asset Fund against an expense peer group provided by Broadridge. This expense peer group (the “MAF expense peer group”) consisted of Multi-Asset Fund and sixteen other institutional flexible portfolio funds as classified by Broadridge. The Board observed that the contractual management fee of Multi-Asset Fund was above the MAF expense peer group average (based on total net assets as of March 31, 2025). In assessing the foregoing, the Trustees considered that MAF makes substantial use of performance-based fee arrangements with the money managers, which can lead to higher advisory fees when money managers perform well. The Board also observed that the actual total expenses of Multi-Asset Fund, both including and excluding the underlying fund expenses, exceeded the median of the MAF expense peer group for the latest fiscal year. The Board noted that, because the acquired funds in which Multi-Asset Fund invests typically use performance-based fee arrangements, the underlying fund expenses will tend to be higher when the acquired funds perform well; and further, that most of the other funds in the MAF expense peer group do not invest in acquired funds to the same degree as MAF, and, therefore, do not incur the same level of underlying fund expenses. The Board took into consideration management’s discussion of the acquired funds’ contributions to MAF’s overall performance and the role such funds play in MAF’s portfolio, as well as management’s view that these factors offset the higher fees and expenses resulting from such investments.
The Board reviewed and discussed TAS’s fee schedule and the fee schedules of the money managers, noting that TAS’s fee schedule included breakpoints and that each of the money managers had an asset-based fee arrangement or a fee arrangement which included a combination of both an asset-based fee and a performance-based fee. The Board also assessed the extent to which Multi-Asset Fund enjoyed economies of scale resulting from the fee structures provided by TAS and by each of the money managers, noting that certain money managers’ asset-based fee schedules did not include breakpoints, but their fee schedules were consistent generally with the fee schedules such managers had in place with, or offered to, other clients having substantially similar investment mandates. Additionally, the Board noted factors that contribute to the determination of fee rates for specific clients of certain money managers, such as client type, size of account and overall client relationship, account inception date, and client servicing obligations, among other things. Moreover, the Board considered that the fees of the money managers are negotiated at arm’s length between TAS and each money manager. Further, with respect to those money managers that received performance-based fees, the Board felt that such fee schedules appropriately aligned the money managers’ interests with those of Multi-Asset Fund’s investors. As part of its analysis, the Board also considered the fees charged by TAS to MAF and certain other private funds managed by TAS.
Additionally, the Board considered the direct and indirect benefits that accrue to certain money managers as a result of their use of brokerage commissions paid by MAF, with respect to portfolio transactions undertaken by such money managers, to obtain research products and services.
Results of Review of Advisory Agreements
After considering responses from TAS and each money manager to the questionnaires prepared by independent legal counsel on behalf of the independent Trustees and further discussion, the Board voted to approve the continuance of the Investment Advisory Agreement and the Money Manager Agreements for another year with respect to Multi-Asset Fund.
The Board based its evaluation on the material factors presented to it and discussed herein, including: (1) the terms of the agreements; (2) the reasonableness of the advisory and money manager fees in light of the nature and quality of the advisory services provided, and any additional benefits received by TAS or the money managers, as applicable, in connection with providing services to Multi-Asset Fund; (3) the nature, quality, and extent of the services performed by TAS and each of the money managers, as well as the cost to TAS of providing such services; (4) the contribution of each money manager toward the overall performance of Multi-Asset Fund; (5) the fees charged by TAS and each of the money managers; and (6) the overall organization and experience of TAS and each of the money managers.
Prior to a vote being taken to approve the continuance of the Investment Advisory Agreement and the Money Manager Agreements, the Trustees met separately in executive session to discuss the appropriateness of the agreements and other considerations. In their deliberations with respect to these matters, the Trustees were advised by their independent legal counsel. The Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. The Trustees concluded that the terms of the Advisory Agreements were reasonable, fair, and in the best interests of Multi-Asset Fund, and that the fees set forth in the agreements were fair and reasonable. In reaching its conclusion to approve the continuance of the Investment Advisory Agreement and the Money Manager Agreements for another year, the Board did not identify any single factor or group of factors as being determinative. Rather, the Board’s approval was based on each Trustee’s business judgment after consideration of all of these factors together, with a view toward past and future long-term considerations. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2025
Index Descriptions
Duration is a measure of the sensitivity of the price of a bond or other fixed income instrument to a change in interest rates. In general, the higher the duration, the more a bond’s price will drop as interest rates rise (and the greater the interest rate risk).
MSCI All Country World IndexSM is a free-float adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. Unlike certain other broad-based indices, the number of stocks included in the MSCI All Country World Index is not fixed and may vary to enable the index to continue to reflect the primary home markets of the constituent countries. MSCI All Country World Index returns include reinvested dividends, gross of foreign withholding taxes through December 31, 2000 and net of foreign withholding tax thereafter.
Russell 1000 Index tracks the largest 1,000 US companies.
Russell 2000 Index (Russell 2000 Total Return Index) is a market capitalization weighted index that measures the performance of the small-cap segment of the US equity universe. The index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index (S&P 500 Total Return Index) includes 500 companies in leading industries of the US economy, capturing 75% coverage of US equities. The S&P 500 Index is maintained by the S&P Index Committee, based on published guidelines governing additions to and removal from the index. Criteria for index additions include US companies, market capitalization in excess of $4 billion, public float, financial viability, adequate liquidity and reasonable price, sector representation, and company type. Criteria for index removals include violating or no longer meeting one or more criteria for index inclusion.
WilderHill® Clean Energy Index tracks the clean energy sector: specifically, businesses that stand to benefit substantially from a societal transition toward use of cleaner energy, zero-CO2 renewables, and conservation. The Index is calculated using a modified equal dollar weighting methodology, with component securities and weights determined by their respective sector and size. Stocks and sector weightings within the ECO Index are based on their significance for clean energy, technological influence and relevance to preventing pollution in the first place.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies.

Renumeration Paid to Trustees Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract and Money Manager Agreements is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment

Company and Affiliated Purchasers.

Not applicable to this Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

During the reporting period, there were no material changes to the procedures by which members may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics is not applicable to this filing.

(a)(2) Not applicable.

(a)(3) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TIFF Investment Program

By (Signature and Title)	/s/ Clarence Kane Brenan
Clarence Kane Brenan, Chief Executive Officer

Date	August 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Clarence Kane Brenan
Clarence Kane Brenan, Chief Executive Officer

Date	August 25, 2025

By (Signature and Title)	/s/ Katherine M. Billings
Katherine M. Billings, Treasurer and Chief Financial Officer

Date	August 25, 2025